AXP(R)
                                                                      High Yield
                                                                 Tax-Exempt Fund

                                                          2002 SEMIANNUAL REPORT

American
    Express                            (icon of) lock
  Funds

AXP High Yield Tax-Exempt Fund seeks to provide high yield generally exempt from federal income taxes.

More Yield, Less Taxes

Most of the time, making money means paying taxes. But investors still can enjoy income that generally is free from federal taxes by taking advantage of tax-exempt bonds. AXP High Yield Tax-Exempt Fund strives to provide the maximum amount of tax-free income by focusing on municipal bonds that pay above-average interest. However, certain income may be subject to state or local or the alternative minimum tax. To reduce the investment risk, the Fund holds a large, widely diversified portfolio of bonds providing protection to shareholders seeking to avoid the impact of default by an individual bond. The result may be a superior after-tax return for investors in higher tax brackets.

CONTENTS

From the Chairman                                   3
Portfolio Manager Q & A                             3
Fund Facts                                          6
The 10 Largest Holdings                             7
Financial Statements (Fund)                         8
Notes to Financial Statements (Fund)               11
Financial Statements (Portfolio)                   16
Notes to Financial Statements  (Portfolio)         18
Investments in Securities                          20

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2   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT
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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

Although we see reason for optimism as the U.S. economy slowly improves, various factors continue to create uncertainty in the financial markets. Warnings about terrorist activities, doubts about the reliability of companies' financial information and growing unrest around the world have contributed to a volatile environment in 2002. While this short-term volatility is unsettling, we encourage you to keep a long-term perspective when it comes to your investments. At times like these, it is important for you to assess your own financial needs, set short- and long-term goals and develop a plan to obtain these goals. Your personal financial advisor can be an important asset in helping you meet your goals.

American Express Financial Corporation has set its own goals to assist you in meeting yours. It has taken steps toward improving the competitive ranking and investment performance of the American Express Funds and expanding the range of investment options. The members of the Board, the majority of whom are independent from American Express Financial Corporation, oversee these efforts and believe the steps that have been taken show promise for meeting the goals.

This Fund will join the other American Express Funds in holding shareholder meetings in November. We believe it is important for your voice as a Fund shareholder to be heard. When you receive your proxy statement, please take the time to consider the proposals and vote. The Board's recommendation on each proposal will be outlined in the proxy statement.

On behalf of the Board,

Arne H. Carlson

(picture of ) Terry Fettig
Terry Fettig
Portfolio manager

Portfolio Manager Q & A

Q: How did AXP High Yield Tax-Exempt Fund perform for the six-month period ended May 31, 2002?

A: We are pleased to report that despite an increasingly challenging environment for tax-exempt bond investors, the Fund generated a return of 2.27% (Class A shares, not including sales charges), largely in line with the municipal market. By comparison, the Lehman Brothers Municipal Bond Index returned 2.56% while the Lipper General Municipal Debt Funds Index generated a return of 2.21% for the same timeframe.

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3   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT
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Q: What factors affected the Fund's performance during the period?

A: Although interest rate movements varied during much of the period with rates on longer-term securities moving slightly higher and shorter-term rates declining, it still proved to be a relatively solid six months for the Fund. As is often the case for tax-exempt bonds, the market was particularly strong in January. Much of that can be attributed to increasing cash flows, which typically happen at that time of the year in the tax-exempt bond market. This year, January's recovery came on the heels of a weak December for municipal bonds. March also proved to be a difficult month for the Fund, but some recovery occurred in April and May.

The main factor affecting the market was the obvious improvement in the U.S. economy. Such a trend often has a negative impact on bond prices, as interest rates tend to move higher. While rates did rise during the period, the increase was not as significant as many feared. Continued concerns about a tense global environment and corporate earnings results created skepticism about the economy's ability to grow significantly. Overall, the Fund was able to take advantage of the limited opportunities offered during the period and generate a positive return.

Q: What changes did you make to the Fund's portfolio?

A: We began the period with a rather cautious stance on interest rates, adopting a somewhat defensive position to buffer the Fund from expected rising rates. Early in 2002, we shifted the portfolio to a more neutral interest rate position since we believed that even with a stronger economy, factors existed in the market to keep interest rates from soaring. That proved to be the case throughout the remaining months of the period. In terms of the composition of the portfolio, we added some higher-quality issues that we expect to hold up reasonably well in a rising interest rate environment. We also added several non-rated, higher-yielding issues to help maintain the Fund's competitive dividend.

Q: What is your outlook for the months ahead?

A: We expect interest rates will gradually move higher in the coming months, though the rise should not be dramatic. Consequently, by the end of the year, we anticipate newly-issued municipal bonds will be offering higher yields than are available today. The supply of tax-exempt bonds should continue to be strong, but we also anticipate that investor demand will match it. In total, the environment looks relatively stable, given that inflation is likely to remain benign in the near term.

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4   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT
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Q: How are you positioning the Fund in light of your outlook?

A: Our current focus is on municipal bonds of intermediate maturity and with slightly higher quality than what is typically held in the Fund. We are convinced these types of bonds are well-positioned to weather any negative impact that could be caused by rising interest rates. While the principal value of our holdings may come under some pressure in the next few months if interest rates rise, our emphasis will be on maintaining the Fund's competitive dividend. We anticipate that our total return will be generated primarily by the Fund's dividend component. With the support of a team of in-house research analysts who closely examine opportunities among high-yielding municipal bonds, we'll continue to follow a selective approach as we seek to position the Fund's portfolio appropriately for the future.

Terry Fettig

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5   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT
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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2002                                            $4.39
Nov. 30, 2001                                           $4.41
Decrease                                                $0.02

Distributions -- Dec. 1, 2001 - May 31, 2002
From income                                             $0.12
From long-term capital gains                            $  --
Total distributions                                     $0.12
Total return*                                          +2.27%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2002                                            $4.39
Nov. 30, 2001                                           $4.41
Decrease                                                $0.02

Distributions -- Dec. 1, 2001 - May 31, 2002
From income                                             $0.10
From long-term capital gains                            $  --
Total distributions                                     $0.10
Total return*                                          +1.88%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2002                                            $4.39
Nov. 30, 2001                                           $4.41
Decrease                                                $0.02

Distributions -- Dec. 1, 2001 - May 31, 2002
From income                                             $0.10
From long-term capital gains                            $  --
Total distributions                                     $0.10
Total return*                                          +1.88%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2002                                            $4.40
Nov. 30, 2001                                           $4.42
Decrease                                                $0.02

Distributions -- Dec. 1, 2001 - May 31, 2002
From income                                             $0.12
From long-term capital gains                            $  --
Total distributions                                     $0.12
Total return*                                          +2.33%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT
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
The 10 Largest Holdings
                                                  Percent                  Value
                                              (of net assets)      (as of May 31, 2002)
Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1991A
5.75% 2019                                          1.1%               $54,764,600

Northern California Power Agency
Geothermal #3 Revenue Bonds Series 1987A
5.00% 2009                                          1.1                 52,707,794

California Statewide Community Development Authority
Certificate of Participation Series 1993
5.60% 2011                                          1.0                 50,632,959

Washington Public Power Supply System Linked
Revenue Bonds Series 1993
5.61% 2011                                          0.9                 44,068,799

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
5.50% 2011                                          0.8                 37,811,340

Massachusetts General Obligation Bonds
Series 2001A Inverse Floater
5.05% 2021                                          0.7                 36,235,175

Eastern North Carolina Municipal Power Agency
Power System Refunding Revenue Bonds Series 1989A
7.50% 2010                                          0.7                 34,929,728

Texas Alliance Airport Authority
Special Facility Revenue Bonds
American Airlines Series 1990 A.M.T.
7.50% 2029                                          0.7                 34,652,969

Nebraska Public Power District
Refunding Revenue Bonds Series 1998A
5.25% 2014                                          0.7                 32,016,223

Farmington New Mexico Pollution Control
Refunding Revenue Bonds
State Public Service San Juan Series 1993A
6.40% 2023                                          0.6                 30,844,321

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 8.3% of net assets

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7   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT
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Financial Statements

Statement of assets and liabilities
AXP High Yield Tax-Exempt Fund, Inc.

May 31, 2002 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                $4,907,776,418
Capital shares receivable                                                                              101,846
                                                                                                       -------
Total assets                                                                                     4,907,878,264
                                                                                                 -------------
Liabilities
Dividends payable to shareholders                                                                    4,938,694
Capital shares payable                                                                                  14,000
Accrued distribution fee                                                                                40,889
Accrued transfer agency fee                                                                              1,533
Accrued administrative services fee                                                                      4,172
Other accrued expenses                                                                                 103,216
                                                                                                       -------
Total liabilities                                                                                    5,102,504
                                                                                                     ---------
Net assets applicable to outstanding capital stock                                              $4,902,775,760
                                                                                                ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                        $   11,164,090
Additional paid-in capital                                                                       4,763,418,435
Excess of distributions over net investment income                                                     (63,509)
Accumulated net realized gain (loss) (Note 4)                                                      (70,164,675)
Unrealized appreciation (depreciation) on investments                                              198,421,419
                                                                                                   -----------
Total -- representing net assets applicable to outstanding capital stock                        $4,902,775,760
                                                                                                ==============
Net assets applicable to outstanding shares:               Class A                              $4,542,523,505
                                                           Class B                              $  338,797,102
                                                           Class C                              $   21,453,170
                                                           Class Y                              $        1,983
Net asset value per share of outstanding capital stock:    Class A shares    1,034,355,557      $         4.39
                                                           Class B shares       77,168,941      $         4.39
                                                           Class C shares        4,884,015      $         4.39
                                                           Class Y shares              451      $         4.40
                                                                                       ---      --------------

See accompanying notes to financial statements.

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8   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT
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
Statement of operations
AXP High Yield Tax-Exempt Fund, Inc.

Six months ended May 31, 2002 (Unaudited)
Investment income
Income:
Interest                                                                                          $152,277,603
                                                                                                  ------------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                   11,077,750
Distribution fee
      Class A                                                                                        5,687,758
      Class B                                                                                        1,643,544
      Class C                                                                                           88,306
Transfer agency fee                                                                                  1,005,716
Incremental transfer agency fee
      Class A                                                                                          103,331
      Class B                                                                                           16,125
      Class C                                                                                            1,063
Service fee -- Class Y                                                                                   1,779
Administrative services fees and expenses                                                              847,304
Compensation of board members                                                                            8,050
Printing and postage                                                                                   163,273
Registration fees                                                                                       63,132
Audit fees                                                                                               6,250
Other                                                                                                   13,755
                                                                                                        ------
Total expenses                                                                                      20,727,136
      Earnings credits on cash balances (Note 2)                                                       (34,732)
                                                                                                       -------
Total net expenses                                                                                  20,692,404
                                                                                                    ----------
Investment income (loss) -- net                                                                    131,585,199
                                                                                                   -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                                                   15,160,890
Net change in unrealized appreciation (depreciation) on investments                                (29,907,478)
                                                                                                   -----------
Net gain (loss) on investments                                                                     (14,746,588)
                                                                                                   -----------
Net increase (decrease) in net assets resulting from operations                                   $116,838,611
                                                                                                  ============

See accompanying notes to financial statements.

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9   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT
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
Statements of changes in net assets
AXP High Yield Tax-Exempt Fund, Inc.
                                                                                 May 31, 2002         Nov. 30, 2001
                                                                               Six months ended        Year ended
                                                                                  (Unaudited)
Operations and distributions
Investment income (loss) -- net                                               $   131,585,199      $   278,515,803
Net realized gain (loss) on investments                                            15,160,890           45,801,859
Net change in unrealized appreciation (depreciation) on investments               (29,907,478)          10,919,116
                                                                                  -----------           ----------
Net increase (decrease) in net assets resulting from operations                   116,838,611          335,236,778
                                                                                  -----------          -----------
Distributions to shareholders from:
      Net investment income
              Class A                                                            (123,381,282)        (265,591,820)
              Class B                                                              (7,661,120)         (15,032,045)
              Class C                                                                (411,706)            (377,459)
              Class Y                                                                (107,083)            (149,250)
                                                                                     --------             --------
Total distributions                                                              (131,561,191)        (281,150,574)
                                                                                 ------------         ------------
Capital share transactions (Note 3)
Proceeds from sales
      Class A shares (Note 2)                                                   1,142,508,471        2,087,660,197
      Class B shares                                                               34,750,345           77,257,112
      Class C shares                                                                8,707,769           13,435,211
      Class Y shares                                                               11,741,755            9,567,310
Reinvestment of distributions at net asset value
      Class A shares                                                               84,465,415          185,957,663
      Class B shares                                                                5,759,128           11,694,987
      Class C shares                                                                  337,825              328,190
      Class Y shares                                                                       --               10,652
Payments for redemptions
      Class A shares                                                           (1,316,277,889)      (2,261,541,185)
      Class B shares (Note 2)                                                     (24,329,897)         (49,136,887)
      Class C shares (Note 2)                                                      (2,034,484)          (1,416,115)
      Class Y shares                                                              (11,706,095)         (13,972,066)
                                                                                  -----------          -----------
Increase (decrease) in net assets from capital share transactions                 (66,077,657)          59,845,069
                                                                                  -----------           ----------
Total increase (decrease) in net assets                                           (80,800,237)         113,931,273
Net assets at beginning of period                                               4,983,575,997        4,869,644,724
                                                                                -------------        -------------
Net assets at end of period                                                   $ 4,902,775,760      $ 4,983,575,997
                                                                              ===============      ===============

See accompanying notes to financial statements.

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10   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT
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Notes to Financial Statements

AXP High Yield Tax-Exempt Fund, Inc.
(Unaudited as to May 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o    Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio
The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium and lower quality bonds (junk bonds) and other debt obligations whose interest may be exempt from federal income tax.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of May 31, 2002 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate


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11   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT
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characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $19.50
o    Class B $20.50
o    Class C $20.00
o    Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,426,656 for Class A, $177,432 for Class B and $5,501 for Class C for the six months ended May 31, 2002.

During the six months ended May 31, 2002, the Fund's transfer agency fees were reduced by $34,732 as a result of earnings credits from overnight cash balances.

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12   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT
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3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:
                                                         Six months ended May 31, 2002
                                             Class A        Class B       Class C         Class Y
Sold                                     261,520,130      7,946,876     1,991,458       2,675,557
Issued for reinvested distributions       19,320,675      1,317,848        77,245              --
Redeemed                                (300,707,556)    (5,568,955)     (466,210)     (2,675,557)
                                        ------------     ----------      --------      ----------
Net increase (decrease)                  (19,866,751)     3,695,769     1,602,493              --
                                         -----------      ---------     ---------      ----------

                                                           Year ended Nov. 30, 2001
                                             Class A        Class B       Class C         Class Y
Sold                                     471,574,833     17,424,525     3,028,891       2,155,661
Issued for reinvested distributions       42,025,276      2,643,145        74,081           2,393
Redeemed                                (509,623,859)   (11,100,449)     (319,480)     (3,122,324)
                                        ------------    -----------      --------      ----------
Net increase (decrease)                    3,976,250      8,967,221     2,783,492        (964,270)
                                           ---------      ---------     ---------        --------

4. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $71,755,843 as of Nov. 30, 2001, that will expire in 2004 through 2007 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended May 31, 2002.

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13   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                         2002(f)       2001         2000       1999        1998
Net asset value, beginning of period                                 $4.41        $4.36        $4.34      $4.68       $4.64
Income from investment operations:
Net investment income (loss)                                           .12          .25          .25        .26         .26
Net gains (losses) (both realized and unrealized)                     (.02)         .06          .02       (.34)        .04
Total from investment operations                                       .10          .31          .27       (.08)        .30
Less distributions:
Dividends from net investment income                                  (.12)        (.26)        (.25)      (.26)       (.26)
Net asset value, end of period                                       $4.39        $4.41        $4.36      $4.34       $4.68

Ratios/supplemental data
Net assets, end of period (in millions)                             $4,543       $4,645       $4,582     $5,110      $5,722
Ratio of expenses to average daily net assets(c)                      .79%(d)      .80%         .79%       .74%        .70%
Ratio of net investment income (loss)
   to average daily net assets                                       5.42%(d)     5.66%        5.93%      5.73%       5.56%
Portfolio turnover rate (excluding short-term securities)              11%          37%          15%        16%         14%
Total return(e)                                                      2.27%        7.09%        6.55%     (1.86%)      6.67%

Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                         2002(f)       2001         2000       1999        1998
Net asset value, beginning of period                                 $4.41        $4.36        $4.34      $4.68       $4.64
Income from investment operations:
Net investment income (loss)                                           .10          .22          .22        .23         .22
Net gains (losses) (both realized and unrealized)                     (.02)         .05          .02       (.34)        .04
Total from investment operations                                       .08          .27          .24       (.11)        .26
Less distributions:
Dividends from net investment income                                  (.10)        (.22)        (.22)      (.23)       (.22)
Net asset value, end of period                                       $4.39        $4.41        $4.36      $4.34       $4.68

Ratios/supplemental data
Net assets, end of period (in millions)                               $339         $324         $281       $311        $270
Ratio of expenses to average daily net assets(c)                     1.55%(d)     1.56%        1.55%      1.50%       1.45%
Ratio of net investment income (loss)
   to average daily net assets                                       4.66%(d)     4.89%        5.18%      4.99%       4.81%
Portfolio turnover rate (excluding short-term securities)              11%          37%          15%        16%         14%
Total return(e)                                                      1.88%        6.28%        5.75%     (2.58%)      5.85%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
14   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                         2002(f)       2001      2000(b)
Net asset value, beginning of period                                 $4.41        $4.36        $4.29
Income from investment operations:
Net investment income (loss)                                           .10          .22          .09
Net gains (losses) (both realized and unrealized)                     (.02)         .05          .07
Total from investment operations                                       .08          .27          .16
Less distributions:
Dividends from net investment income                                  (.10)        (.22)        (.09)
Net asset value, end of period                                       $4.39        $4.41        $4.36

Ratios/supplemental data
Net assets, end of period (in millions)                                $21          $14           $2
Ratio of expenses to average daily net assets(c)                     1.55%(d)     1.56%        1.55%(d)
Ratio of net investment income (loss)
   to average daily net assets                                       4.67%(d)     4.93%        5.28%(d)
Portfolio turnover rate (excluding short-term securities)              11%          37%          15%
Total return(e)                                                      1.88%        6.29%        3.90%

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                         2002(f)       2001         2000       1999        1998
Net asset value, beginning of period                                 $4.42        $4.38        $4.35      $4.68       $4.64
Income from investment operations:
Net investment income (loss)                                           .12          .26          .26        .26         .26
Net gains (losses) (both realized and unrealized)                     (.02)         .04          .03       (.33)        .04
Total from investment operations                                       .10          .30          .29       (.07)        .30
Less distributions:
Dividends from net investment income                                  (.12)        (.26)        (.26)      (.26)       (.26)
Net asset value, end of period                                       $4.40        $4.42        $4.38      $4.35       $4.68

Ratios/supplemental data
Net assets, end of period (in millions)                                $--          $--           $4         $6          $7
Ratio of expenses to average daily net assets(c)                      .63%(d)      .64%         .64%       .64%        .62%
Ratio of net investment income (loss)
   to average daily net assets                                       5.41%(d)     5.66%        6.14%      5.77%       5.63%
Portfolio turnover rate (excluding short-term securities)              11%          37%          15%        16%         14%
Total return(e)                                                      2.33%        6.91%        6.92%     (1.56%)      6.73%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Six months ended May 31, 2002 (Unaudited).

--------------------------------------------------------------------------------
15   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

May 31, 2002 (Unaudited)
Assets
Investments in securities, at value (Note 1)
    (identified cost $4,653,083,027)                                      $4,851,506,176
Dividends and accrued interest receivable                                     95,542,745
Receivable for investment securities sold                                     11,398,313
                                                                              ----------
Total assets                                                               4,958,447,234
                                                                           -------------
Liabilities
Disbursements in excess of cash on demand deposit                                438,249
Payable for investment securities purchased                                   49,976,027
Accrued investment management services fee                                        59,787
Other accrued expenses                                                            83,351
                                                                                  ------
Total liabilities                                                             50,557,414
                                                                              ----------
Net assets                                                                $4,907,889,820
                                                                          ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Statement of operations
Tax-Free High Yield Portfolio

Six months ended May 31, 2002 (Unaudited)
Investment income
Income:
Interest                                                                                          $152,252,968
                                                                                                  ------------
Expenses (Note 2):
Investment management services fee                                                                  10,941,999
Compensation of board members                                                                           12,808
Custodian fees                                                                                         116,928
Audit fees                                                                                              18,750
Other                                                                                                   30,488
                                                                                                        ------
Total expenses                                                                                      11,120,973
Earnings credits on cash balances (Note 2)                                                             (42,974)
                                                                                                       -------
Total net expenses                                                                                  11,077,999
                                                                                                    ----------
Investment income (loss) -- net                                                                    141,174,969
                                                                                                   -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                          15,160,409
Net change in unrealized appreciation (depreciation) on investments                                (29,907,358)
                                                                                                   -----------
Net gain (loss) on investments                                                                     (14,746,949)
                                                                                                   -----------
Net increase (decrease) in net assets resulting from operations                                   $126,428,020
                                                                                                  ============

Statements of changes in net assets
Tax-Free High Yield Portfolio
                                                                               May 31, 2002        Nov. 30, 2001
                                                                             Six months ended       Year ended
                                                                                (Unaudited)
Operations
Investment income (loss) -- net                                              $   141,174,969   $   298,016,206
Net realized gain (loss) on security transactions (Note 3)                        15,160,409        45,802,064
Net change in unrealized appreciation (depreciation) on investments              (29,907,358)       10,920,017
                                                                                 -----------        ----------
Net increase (decrease) in net assets resulting from operations                  126,428,020       354,738,287
                                                                                 -----------       -----------
Proceeds from contributions                                                    1,051,682,383     1,557,269,881
Fair value of withdrawals                                                     (1,256,681,786)   (1,802,396,160)
                                                                              --------------    --------------
Net contributions (withdrawals) from partners                                   (204,999,403)     (245,126,279)
                                                                                ------------      ------------
Total increase (decrease) in net assets                                          (78,571,383)      109,612,008
Net assets at beginning of period                                              4,986,461,203     4,876,849,195
                                                                               -------------     -------------
Net assets at end of period                                                  $ 4,907,889,820   $ 4,986,461,203
                                                                             ===============   ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

Tax-Free High Yield Portfolio
(Unaudited as to May 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in medium and lower quality bonds (junk bonds) and other debt obligations whose interest may be exempt from federal income tax. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include

--------------------------------------------------------------------------------
18   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT
the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and future capital commitments for limited partnership interests, can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of May 31, 2002, the Portfolio has entered into outstanding when-issued securities of $37,558,645.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended May 31, 2002, the Portfolio's custodian fees were reduced by $42,974 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $562,093,730 and $528,991,547, respectively, for the six months ended May 31, 2002. For the same period, the portfolio turnover rate was 11%. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
19   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Investments in Securities

Tax-Free High Yield Portfolio
May 31, 2002 (Unaudited)
(Percentages represent value of investments compared to net assets)

Municipal bonds (96.5%)
Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Alabama (0.8%)
Camden Industrial Development Board
    Solid Waste Disposal Revenue Bonds
    MacMillan Bloedel Series 1991A A.M.T.
         04-01-19             7.75%        $8,500,000        $8,597,240
Jefferson County Capital Improvement
    Sewer Revenue Bonds
    Series 1999A (FGIC Insured)
         02-01-33             5.00         17,500,000        16,681,875
Mobile General Obligation Unlimited Warrants
    (AMBAC Insured)
         02-15-12             4.75          1,000,000         1,039,370
Oxford Municipal Special Assessment Improvement
    Revenue Bonds Cedar Ridge Series 2001
         08-01-16             8.50         11,870,000        11,517,224
Total                                                        37,835,709

Alaska (0.3%)
Industrial Development & Exploration Authority
    Electric Power Revenue Bonds
    Upper Lynn Canal Regional Power
    Series 1997 A.M.T.
         01-01-18             5.80            830,000           682,227
         01-01-32             5.88          3,245,000         2,538,466
North Slope Borough
    General Obligation Bonds
    Zero Coupon Series 1994B
    (CGIC Insured)
         06-30-04             7.05          7,000,000(c)      6,644,190
         06-30-05             7.15          7,000,000(c)      6,366,570
Total                                                        16,231,453

Arizona (2.4%)
Chandler Industrial Development Authority
    Beverly Enterprises Series 1994
         09-01-08             7.63          2,270,000         2,271,998
Flagstaff Industrial Development Authority
    Lifecare Revenue Bonds
    Northern Arizona Senior Living
    Community Series 1998
         09-01-28             6.20          4,910,000         4,098,721
         09-01-38             6.30          6,165,000         5,040,072
Maricopa County
    Industrial Development Authority
    Education Revenue Bonds
    Horizon Community Learning Center
    Series 2000
         06-01-23             7.95          9,750,000        10,272,795
Maricopa County
    Industrial Development Authority
    Multi-family Housing Revenue Bonds
    Series 1996B
         07-01-26             7.38          2,210,000         2,574,252
Maricopa County
    Industrial Development Authority
    Senior Living Facilities Revenue Bonds
    Series 1997A
         04-01-27             7.88         15,000,000        15,577,500
Maricopa County Pollution Control
    Refunding Revenue Bonds
    Palo Verde Public Service
    Series 1993A
         08-15-23             6.38          3,500,000         3,536,855
Maricopa County School District Refunding
    General Obligation Unlimited Bonds
    Temple Elementary Series 2001 (FSA Insured)
         07-01-12             5.00          1,240,000         1,314,536
Maricopa County School District
    Unlimited General Obligation Refunding
    Bonds Paradise Valley Series 2002
    (FGIC Insured)
         07-01-14             5.25          1,000,000         1,077,990
Mesa Utility Systems
    Refunding Revenue Bonds Series 2002
    (FGIC Insured)
         07-01-13             5.25          6,500,000         7,015,840
Navajo Industrial Development Authority
    Revenue Bonds Stone Container Corporation
    Series 1997 A.M.T.
         06-01-27             7.20          3,000,000         2,896,110

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
20   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Arizona (cont.)
Peoria Industrial Development Authority
    Refunding Revenue Bonds
    Sierra Winds Lifecare Community
    Series 1999A
         08-15-29             6.38%        $5,700,000        $5,294,616
Phoenix Civic Improvement Water System
    Junior Lien Refunding Revenue Bonds
    Series 2001 (FGIC Insured)
         07-01-12             5.00          1,800,000         1,908,198
Phoenix Industrial Development Authority
    Refunding Revenue Bonds
    Christian Care Apartments
    Series 1995A
         01-01-26             6.50          9,525,000         9,422,416
Pima County Industrial Development Authority
    Educational Revenue Bonds
    Life School College Preparatory
    Series 2001A
         07-01-31             8.13          7,355,000         7,089,043
Pima County Industrial Development Authority
    Multi-family Housing Revenue Bonds
    Las Villas De Kino Apartments
    Series 1997 A.M.T.
         08-01-29             6.90          6,820,000         6,663,890
Pima County Industrial Development Authority
    Multi-family Housing Revenue Bonds
    Las Villas De Kino Apartments
    Series 1998 A.M.T.
         08-01-30             6.25          3,845,000         3,491,914
Pima County Industrial Development Authority
    Revenue Bonds LaPosada Park Centre
    Series 1996A
         05-15-27             7.00          5,750,000         5,716,190
Scottsdale Industrial Development Authority
    Beverly Enterprises Revenue Bonds
    Series 1994
         09-01-08             7.63          2,485,000         2,489,026
State Agriculture Improvements & Power
    District Electric Systems Refunding Revenue
    Bonds Salt River Series 2002A
         01-01-13             5.25         10,000,000        10,774,100
State Transportation Board
    Toll Road Highway
    Refunding Revenue Bonds
    Series 2002
         07-01-12             5.25          3,110,000         3,354,384
Tucson Water System Refunding Revenue Bonds
    Series 2002 (FGIC Insured)
         07-01-12             5.50          1,345,000         1,488,646
         07-01-13             5.50          2,380,000         2,634,041
         07-01-14             5.50          1,500,000         1,655,085
Total                                                       117,658,218

Arkansas (0.2%)
State Development Finance Authority
    Single Family Mortgage Revenue Bonds
    Series 2001II Inverse Floater
    (GNMA/FNMA Insured) A.M.T.
         07-01-33            13.14          3,000,000(d)      2,629,560
Washington County District #5
    General Obligation
    Refunding Improvement Bonds
    Series 1999
         02-01-09             7.00          7,135,000(b)      5,886,375
Total                                                         8,515,935

California (8.5%)
ABAG Financial Authority
    for Nonprofit Corporations
    Certificates of Participation
    International School Series 1996
         05-01-26             7.38          8,000,000         8,480,240
Anaheim Public Financing Authority
    Lease Capital Appreciation Improvement
    Revenue Bonds Zero Coupon
    Series 1997C (FSA Insured)
         09-01-23             5.94         25,865,000(c)      7,978,577
         09-01-26             5.65         20,000,000(c)      5,166,800
Contra Costa County
    Residential Rent Facility
    Multi-family Housing Revenue Bonds
    Cypress Meadows Series 1998E A.M.T.
         09-01-28             7.00          5,000,000(b)      4,332,300
Foothill/Eastern Transportation Corridor Agency
    Toll Road Revenue Bonds
    Series 1995A (MBIA Insured)
         01-01-35             5.00         31,070,000        30,012,998
Fresno Health Facility
    Refunding Revenue Bonds
    Holy Cross Health System
    Series 1993A (MBIA Insured)
         12-01-13             5.63          3,000,000         3,120,570
See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

California (cont.)
Health Facilities Financing Authority
    Revenue Bonds Residual Certificates
    Series 2000 Inverse Floater
         07-01-10            14.83%        $3,660,000(d)     $4,335,636
Irwindale Redevelopment Agency
    Subordinate Lien
    Tax Allocation Bonds
    Series 1996
         06-01-26             7.05          5,750,000         6,157,675
Lake Elsinore Public Finance Authority
    Local Agency Revenue Bonds
    Series 1997F
         09-01-20             7.10         11,725,000        12,443,860
Long Beach Harbor Revenue Bonds
    Series 2000A Inverse Floater
    (FGIC Insured) A.M.T.
         05-15-23            11.39          6,000,000(d)      6,048,540
Los Angeles International Airport
    Regional Airports Improvement Corporation
    Refunding Revenue Bonds
    Delta Airlines Series 1996
         11-01-25             6.35         13,000,000        12,097,670
Los Angeles International Airport
    Regional Airports Improvement Corporation
    Refunding Revenue Bonds
    United Airlines Series 1984
         11-15-21             8.80         11,650,000        10,198,061
Los Angeles Unified School District
    Government Obligations Bonds
    Series 2000 Inverse Floater
    (FGIC Insured)
         07-01-18            12.27          4,000,000(d)      4,671,080
Los Angeles Unified School District
    Unlimited General Obligation Refunding
    Bonds Series 2002 (MBIA Insured)
         07-01-16             5.75          5,000,000         5,668,950
Los Angeles Water & Power Electric Plant
    Refunding Revenue Bonds Series 2001
    Inverse Floater (FSA Insured)
         07-01-21            11.31         10,000,000(d)     10,396,000
Millbrae Residential Facility
    Revenue Bonds Magnolia of Millbrae
    Series 1997A A.M.T.
         09-01-27             7.38          2,500,000         2,576,525
Northern California Power Agency
    Geothermal #3 Revenue Bonds
    Series 1987A
         07-01-09             5.00         49,635,000        52,707,974
Novato Community Facility District #1
    Vintage Oaks Public Improvement
    Special Tax Refunding Bonds
    Series 1994
         08-01-21             7.25          5,000,000         5,237,050
Orange County Special Tax
    Community Facilities Pre-refunded Bonds
    Aliso Veijo District 88-1
    Series 1992A
         08-15-18             7.35          6,000,000         6,192,180
Pleasanton Joint Powers Financing Authority
    Reassessment Revenue Bonds
    Series 1993A
         09-02-12             6.15          4,350,000         4,532,004
Port of Oakland Revenue Bonds
    Inverse Floater Series 2000A
    (FGIC Insured) A.M.T.
         11-01-15            12.54          2,650,000(d)      3,039,497
Port of Oakland Revenue Bonds
    Inverse Floater Series 2000B
    (FGIC Insured) A.M.T.
         11-01-16            12.53          2,400,000(d)      2,723,232
Sacramento Cogeneration Authority
    Pre-refunded Revenue Bonds
    Procter & Gamble Series 1995
         07-01-21             6.50          8,000,000         9,138,320
Sacramento Power Authority Cogeneration
    Revenue Bonds Campbell Soup
    Series 1995
         07-01-22             6.00         25,000,000        25,977,500
San Diego Unified School District
    General Obligation Bonds Series 2000B
    Inverse Floater (MBIA Insured)
         07-01-20            11.03          3,820,000(d)      3,917,104
         07-01-21            11.05          2,230,000(d)      2,264,565
         07-01-22            11.07          1,640,000(d)      1,651,939
San Francisco City & County Airport Commission
    International Airport Revenue Bonds
    Series 2000A Inverse Floater A.M.T.
         05-01-14            12.41          1,300,000(d)      1,523,574
San Francisco City & County Airport Commission
    International Airport Revenue Bonds
    Series 2000B Inverse Floater A.M.T.
         05-01-15            12.41          1,380,000(d)      1,598,233
San Francisco City & County Airport Commission
    International Airport Revenue Bonds
    Series 2000C Inverse Floater A.M.T.
         05-01-16            12.72          1,465,000(d)      1,710,153

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

California (cont.)
San Francisco City & County Airports Commission
    International Airport Revenue Bonds
    Residual Certificates 2nd Series 2000
    Inverse Floater (FGIC Insured) A.M.T.
         05-01-22            13.35%        $4,700,000(d)     $4,726,414
San Joaquin Hills
    Transportation Corridor Agency
    Capital Appreciation Toll Road
    Refunding Revenue Bonds
    Zero Coupon Series 1997A
    (MBIA Insured)
         01-15-24             5.62          9,000,000(c)      2,720,790
         01-15-26             5.64         30,000,000(c)      8,063,400
         01-15-27             5.59          6,670,000(c)      1,695,381
Sierra Unified School District Fresno County
    Certificate of Participation Capital Funding
    Refunding Bonds Series 1993
         03-01-18             6.13          6,470,000         6,626,639
South Placer Waste Water Authority
    Water & Sewer Revenue Bonds
    Series 2000A Inverse Floater (FGIC Insured)
         11-01-23             5.31         11,055,000(d)     11,383,223
South Tahoe Joint Powers
    Financing Authority
    Refunding Revenue Bonds
    South Tahoe Area #1 Series 1995B
         10-01-28             6.00          4,400,000         4,433,440
State Unlimited General Obligation Bonds
    Residual Certificates Series 1999
    Inverse Floater (MBIA Insured)
         12-01-16            14.82          5,410,000(d)      6,827,204
State Unlimited General Obligation Bonds
    Series 2000
         12-01-23             5.25         20,725,000        20,698,472
         12-01-24             5.25         10,750,000        10,735,918
State Unlimited General Obligation Bonds
    Series 2000 Inverse Floater (MBIA Insured)
         12-01-21            11.26          8,300,000(d)      8,598,136
Statewide Community Development Authority
    Certificate of Participation
    Series 1993 (AMBAC Insured)
         10-01-11             5.60         44,800,000        50,632,959
Statewide Communities Development Authority
    College Revenue Bonds Thomas Jefferson
    School of Law Series 2001
         10-01-31             7.75          3,500,000         3,538,850
Ukiah Unified School District
    Mendocino County
    Certificates of Participation
    Series 1993A
         09-01-10             6.00          5,000,000         5,150,150
University of California Refunding Revenue Bonds
    Residual Certificates Series 1997E
    Inverse Floater (MBIA Insured)
         09-01-22            13.12          3,300,000(d)      3,321,615
West Sacramento Financing Authority
    Special Tax Revenue Bonds
    Series 1999F
         09-01-29             6.10          9,500,000         9,166,740
Western Hills Water District Special Tax
    Bonds Diablo Grande Community Facilities
    Series 2001
         09-01-31             6.88          7,000,000         6,951,840
Total                                                       421,169,978

Colorado (6.9%)
Arapahoe County Industrial Development
    Refunding Revenue Bonds
    Dillion Real Estate Series 1984
         04-01-09             8.00          4,000,000         4,126,600
Arapahoe County Public Highway Authority
    Capital Improvement Trust Fund
    E-470 Highway
    Pre-refunded Revenue Bonds
    Series 1986
         08-31-26             7.00         22,000,000        25,483,039
Aurora Centretech Metropolitan District
    Pre-refunded Revenue Bonds Series 1993B
         12-01-23            10.53          5,699,785         8,170,927
Bowles Metropolitan District
    Pre-refunded General Obligation Bonds
    Series 1995
         12-01-15             7.75         14,500,000        16,657,890
Dawson Ridge Metropolitan District
    Limited General Obligation Bonds
    Zero Coupon Series 1992A
         10-01-22             6.62         33,000,000(c)      8,640,720
Dawson Ridge Metropolitan District
    Refunding Revenue Bonds
    Zero Coupon Series 1992B
    Escrowed to Maturity
         10-01-22             5.21         40,000,000(c)     10,473,600

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Colorado (cont.)
Denver City & County Airport
    Pre-refunded Revenue Bonds
    Series 1992A
         11-15-25             7.25%       $20,975,000       $21,924,119
Denver City & County Airport
    Pre-refunded Revenue Bonds
    Series 1992B A.M.T.
         11-15-23             7.25          4,185,000         4,368,596
Denver City & County Airport
    Pre-refunded Revenue Bonds
    Series 1994A A.M.T.
         11-15-23             7.50          3,345,000         3,798,883
Denver City & County Airport
    Revenue Bonds Series 1992A
         11-15-12             7.50          5,000,000         5,231,900
Denver City & County Airport
    Un-refunded Revenue Bonds
    Series 1992B A.M.T.
         11-15-23             7.25         16,315,000        16,913,434
Denver City & County Airport
    Un-refunded Revenue Bonds
    Series 1994A A.M.T.
         11-15-23             7.50         15,995,000        17,569,868
Denver City & County Excise
    Tax Revenue Bonds
    Colorado Convention Center
    Series 2001A (FSA Insured)
         09-01-12             5.00          5,000,000         5,293,800
Denver City & County GVR
    Metropolitan District General
    Obligation Refunding Bonds
    Series 1991
         12-01-06            12.00          1,385,000         1,654,840
Denver City & County GVR
    Metropolitan District General
    Obligation Refunding Bonds
    Series 1995B
         12-01-06            11.00            730,000           959,877
Denver Special Facility Airport
    Revenue Bonds United Air Lines
    Series 1992A A.M.T.
         10-01-32             6.88         22,900,000        14,663,099
Denver Urban Renewal Authority
    Tax Increment Revenue Bonds
    Downtown Denver Redevelopment
    Adams Mark Hotel Series 1989A A.M.T.
         09-01-15             8.00         14,715,000        15,899,852
         09-01-16             8.00          1,785,000         1,928,728
         09-01-17             8.00          1,930,000         2,085,404
Denver Urban Renewal Authority
    Tax Increment Revenue Bonds
    South Broadway Montgomery Ward
    Urban Renewal Series 1992
         05-01-16             8.50         12,315,000        12,867,451
Denver West Metropolitan District
    General Obligation Bonds
    Series 1996
         06-01-16             6.50          2,560,000         2,680,090
Denver West Metropolitan District
    General Obligation
    Refunding Improvement Bonds
    Series 1995
         12-01-14             7.00          4,230,000         4,474,198
E-470 Public Highway Authority
    Revenue Bonds Capital Appreciation
    Zero Coupon Series 2000B
    (MBIA Insured)
         09-01-22             5.54         11,900,000(c)      3,888,920
Eagle Bend Metropolitan District #2
    Limited General Obligation Bonds
    Series 1999
         12-01-18             6.88          7,080,000         7,233,353
Educational & Cultural Facilities Authority
    Revenue Bonds Boulder County Day School
    Series 1999
         09-01-24             6.75          4,555,000         4,571,444
Hotchkiss Industrial Development
    Revenue Bonds
    Dillion Real Estate
    Series 1984
         09-01-09             8.00          1,500,000         1,547,475
Lincoln Park Metropolitan District
    General Obligation Bonds Series 2001
         12-01-26             7.75          4,000,000         4,006,040
Loveland Special Improvement
    District # 1 Special Assessment Bonds
    Series 2000
         07-01-29             7.50          6,640,000         6,681,035

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Colorado (cont.)
Lowry Economic Redevelopment Authority
    Revenue Bonds Series 1996
         12-01-10             7.80%       $16,600,000       $18,252,197
Lowry Economic Redevelopment Authority
    Revenue Bonds Series 1998A
         12-01-10             7.30          3,200,000         3,455,712
North Range Metropolitan District #1
    Limited Tax General Obligation Bonds
    Commerce City Series 2001
         12-15-31             7.25         10,300,000         9,971,430
Saddle Rock Metropolitan District
    Limited Tax General Obligation Bonds
    Series 1997
         12-01-16             7.63          4,960,000         5,136,030
State Department of Transportation
    Revenue Bonds Series 2001A
    (MBIA Insured)
         06-15-11             5.50          5,000,000         5,528,150
State Educational & Cultural Facilities Authority
    Revenue Bonds Frontier Academy
    Series 2001
         06-01-31             7.38          1,775,000         1,746,849
State Health Facilities Authority
    Hospital Improvement
    Refunding Revenue Bonds
    Parkview Episcopal Medical Center
    Series 1995
         09-01-25             6.13          4,000,000         4,060,400
State Health Facilities Authority
    Retirement Facilities Revenue Bonds
    Liberty Heights Zero Coupon
    Escrowed to Maturity Series 1991
         07-15-22             7.50         81,465,000(c)     21,629,771
Superior Metropolitan District #1
    Water & Sewer Refunding & Improvement
    Pre-refunded Bonds
    Series 1994
         12-01-13             8.50          8,165,000         9,467,726
Superior Metropolitan District #2
    Pre-refunded Bonds
    Series 1994B
         12-01-13             8.25          2,455,000         2,797,816
Thornton Industrial Development
    Revenue Bonds
    Dillion Real Estate
    Series 1984
         09-01-09             8.00          4,500,000         4,639,185
Trailmark Metropolitan District
    General Obligation Bonds
    Series 1999B
         12-01-18             5.80          4,690,000         4,365,171
Tri-Pointe Commercial Metropolitan
    District Limited General Obligation Bonds
    Series 2000
         12-01-19             7.75          9,220,000         9,387,159
University of Colorado Enterprise Systems
    Revenue Bonds Series 2002A
    (FGIC Insured)
         06-01-12             5.00          3,300,000         3,516,546
Westminster Industrial Development
    Revenue Bonds Dillion Real Estate
    Series 1984
         04-01-09             8.00          3,500,000         3,610,775
Total                                                       341,360,099

Connecticut (1.8%)
South Central Regional Water Authority
    Water Systems Refunding Revenue Bonds
    Series 2002 (FSA Insured)
         08-01-12             5.00          6,840,000         7,300,332
State Housing Finance Authority
    Revenue Bonds Housing Mortgage Finance
    Program Series 2001D-2 Inverse Floater
    A.M.T.
         05-15-33            13.45          6,660,000(d)      6,242,818
State Housing Finance Authority
    Revenue Bonds Housing Mortgage Finance
    Program Series 2001B Inverse Floater
    (AMBAC Insured) A.M.T.
         11-15-31            13.74          6,900,000(d)      6,718,461
State Housing Finance Authority
    Revenue Bonds Housing Mortgage Finance
    Program Series 2002A-2 (AMBAC Insured)
    A.M.T.
         11-15-22             5.50          7,180,000         7,253,595
         11-15-28             5.60          3,820,000         3,857,856
State Housing Finance Authority
    Revenue Bonds Mortgage Finance Program
    Series 2001B-3 Inverse Floater
    (AMBAC Insured) A.M.T.
         05-15-21            13.48          2,530,000(d)      2,540,550
State Special Tax Obligation Revenue Bonds
    Series 2002A (FSA Insured)
         07-01-13             5.38          2,000,000         2,179,460

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Connecticut (cont.)
State Unlimited General Obligation Bonds
    Series 2001D
         11-15-15             5.13%        $2,500,000        $2,613,725
State Unlimited General Obligation Bonds
    Series 2001G
         12-15-07             5.00          9,180,000         9,935,514
         12-15-10             5.00          6,660,000         7,147,579
State Unlimited General Obligation Bonds
    Series 2002A
         04-15-12             5.25          5,215,000         5,657,910
State Unlimited General Obligation Refunding
    Bonds Series 2001C
         12-15-12             5.50         10,000,000        11,115,699
State Unlimited General Obligation Refunding
    Bonds Series 2001E
         11-15-14             5.13         10,165,000        10,706,490
         11-15-15             5.13          6,875,000         7,187,744
Total                                                        90,457,733

Delaware (0.1%)
Delaware River Port Authority
    Refunding Revenue Bonds
    Series 2001A
         01-01-12             5.25          3,130,000         3,389,540

District of Columbia (0.3%)
Washington D.C. Convention Center
    Authority Dedicated Tax Revenue Bonds
    Senior Lien Series 1998 (AMBAC Insured)
         10-01-28             4.75         15,750,000        14,306,828

Florida (5.9%)
Arbor Greene Community Development District
    Special Assessment Revenue Bonds
    Series 1996
         05-01-18             7.60          4,490,000         4,743,730
Bonita Springs Vasari Community Development
    District Capital Improvement Miscellaneous
    Revenue Bonds Series 2001A
         05-01-32             6.95          3,775,000         3,695,650
Bonita Springs Vasari Community Development
    District Capital Improvement Revenue Bonds
    Series 2001B
         05-01-09             6.20          5,000,000         4,930,800
Brooks of Bonita Springs Community
    Development District Special Assessment
    District Capital Improvement Revenue Bonds
    Series 1998A
         05-01-19             6.20          7,300,000         7,231,672
Championsgate Community Development District
    Capital Improvement Revenue Bonds
    Series 1998A
         05-01-20             6.25          2,825,000         2,588,830
Championsgate Community Development
    District Capital Improvement Revenue Bonds
    Series 1998B
         05-01-05             5.70          1,390,000         1,357,210
Charlotte County Development Authority
    1st Mortgage Refunding Revenue Bonds
    Royal Palm Retirement Center Series 1991
         03-01-14             9.50          3,420,000         3,494,009
Crossings at Fleming Island
    Community Development District
    Special Assessment Bonds
    Series 1995
         05-01-16             8.25          9,085,000        10,456,653
Crossings at Fleming Island
    Community Development District
    Utility Revenue Bonds Series 1994
         10-01-19             7.38         12,265,000        12,820,237
Crossings at Fleming Island
    Community Development District
    Utility Revenue Bonds Series 1999
         10-01-25             6.75          6,000,000         6,107,220
Grand Haven Community Development District
    Special Assessment Refunding Revenue
    Bonds Series 2002
         11-01-07             6.13          4,295,000         4,274,255
Grand Haven Community Development District
    Special Assessment Revenue Bonds
    Series 1997B
         05-01-19             6.90            920,000           932,797
Greyhawk Landing Community Development
    District Special Assessment Revenue Bonds
    Series 2002B
         05-01-09             6.25          2,000,000         1,997,640
Harbor Bay Community Development District
    Capital Improvement Revenue Bonds
    Series 2001B
         05-01-10             6.35          9,500,000         9,499,905
Heritage Harbor Community Development District
    Special Assessment Revenue Bonds
    Series 1997B
         05-01-03             6.00            635,000           634,905

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Florida (cont.)
Heritage Palms Community Development District
    Capital Improvement Revenue Bonds
    Series 1998
         11-01-03             5.40%        $1,570,000        $1,561,287
Hillsborough County Housing Finance Authority
    Multi-family Housing Revenue Bonds
    Park Springs Apartments Series 1999
    V.R. A.M.T.
         07-01-39             6.50          9,270,000(i)      8,102,814
Hillsborough County School District
    Sales Tax Revenue Bonds Series 2002
    (AMBAC Insured)
         10-01-13             5.38          2,000,000         2,163,740
Hillsborough County Utility Refunding Revenue
    Bonds Series 2001 (AMBAC Insured)
         08-01-13             5.50          6,235,000         6,875,147
Jacksonville Sales Tax Refunding
    Revenue Bonds Series 2001 (FGIC Insured)
         10-01-11             5.50          5,000,000         5,525,800
Lakewood Ranch Community Development
    District #1 Manatec County Benefit
    Special Assessment Bonds
    Series 1998
         05-01-17             7.30            535,000           544,908
Lakewood Ranch Community Development
    District #1 Special Assessment Bonds
    Series 1994
         05-01-14             8.25          1,800,000         1,886,598
Lakewood Ranch Community Development
    District #5 Special Assessment Revenue Bonds
    Series 2001A
         05-01-31             6.70            920,000           908,353
Lakewood Ranch Community Development
    District #5 Special Assessment Revenue Bonds
    Series 2001B
         05-01-11             6.00          1,325,000         1,309,551
Miami Health Facility Authorization
    Revenue Bonds Series 1994
    (AMBAC Insured)
         08-15-15             5.11          7,000,000         7,139,510
North Springs Improvement
    Special Assessment District
    Revenue Bonds Heron Bay
    Series 1997
         05-01-19             7.00          2,765,000         2,874,356
Orange County Housing Finance Authority
    Multi-family Housing Revenue Bonds
    Dunwoody Apartments Series 1999E A.M.T.
         07-01-35             6.50          6,020,000         5,518,715
Palm Beach County Housing Finance Authority
    Multi-family Revenue Bonds Lake Delray
    Series 1999A A.M.T.
         01-01-31             6.40         14,000,000        13,105,680
Parklands West Community Development District
    Special Assessment Revenue Bonds
    Series 2001A
         05-01-32             6.90          2,180,000         2,144,619
Parklands West Community Development District
    Special Assessment Revenue Bonds
    Series 2001B
         05-01-06             6.00          1,775,000         1,760,889
Polk County Industrial Development Authority
    1st Mortgage Refunding Revenue Bonds
    Spring Haven II Series 1992
         12-01-14             8.75          5,340,000         5,533,094
Port Everglades Authority
    Revenue Bonds
    Series 1989A (FSA Insured)
         09-01-16             5.00         18,635,000        18,637,236
Renaissance Community Development District
    Special Assessment Capital Improvement
    Revenue Bonds Series 2002B
         05-01-08             6.25          6,870,000         6,852,756
Riverwood Community Development District
    Charlotte County Special Assessment
    Revenue Bonds Series 1992A
         05-01-12             8.50          4,320,000         4,414,435
Riverwood Community Development District
    Charlotte County Special Assessment
    Revenue Bonds Series 1992B
         05-01-12             8.50            305,000           309,444
State Board of Education Capital Outlay
    Unlimited General Obligation Refunding Bonds
    Series 2002D
         06-01-11             5.00          7,295,000         7,768,008
         06-01-12             5.00          7,295,000         7,749,187
State Department of Environmental Protection
    Preservation Refunding Revenue Bonds
    Series 2001A (FSA Insured)
         07-01-12             5.50         21,645,000        23,881,793
         07-01-13             5.50         21,920,000        24,157,812

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Florida (cont.)
State Division of Bond Finance
    Refunding Revenue Bonds
    Series 1997B (AMBAC Insured)
         07-01-12             6.00%        $2,500,000        $2,860,075
State Housing Finance
    Revenue Bonds Westbrook Apartments
    Series 1998U-1 A.M.T.
         01-01-39             6.45          4,880,000         4,530,153
Sumter County Industrial Development Authority
    Industrial Development Revenue Bonds
    Little Sumter Utility Company
    Series 1997 A.M.T.
         10-01-27             7.25          4,000,000         3,986,560
Sumter County Industrial Development Authority
    Industrial Development Water & Sewer
    Revenue Bonds Little Sumter Utility Company
    Series 1998 A.M.T.
         10-01-27             6.75          2,835,000         2,662,575
Sumter County Village Community Development
    District #1 Capital Improvement Revenue Bonds
    Series 1992
         05-01-12             8.40            320,000           326,877
Tampa Bay Utility Water System
    Refunding & Improvement Revenue Bonds
    Series 2001A (FGIC Insured)
         10-01-12             4.50          8,690,000         8,868,927
Village Center Community Development District
    Recreational Revenue Bonds Series 1996B
         01-01-17             8.25          2,430,000         2,543,578
Village Center Community Development District
    Recreational Revenue Bonds Series 1998C
         01-01-19             7.38          2,495,000         2,460,794
Village Community Development District #2
    Special Assessment District Revenue Bonds
    Series 1996
         05-01-17             7.63          3,495,000         3,678,208
Village Community Development District #4
    Marion County Special Assessment District
    Revenue Bonds Series 2002
         05-01-22             6.88          2,700,000         2,691,090
         05-01-32             6.95          3,500,000         3,486,595
Volusia County Industrial Development Authority
    1st Mortgage Refunding Revenue Bonds
    Series 1996
         11-01-26             7.63         10,925,000        13,033,307
Waterchase Community Development District
    Capital Improvement Revenue Bonds
    Series 2001B
         05-01-08             5.90          1,355,000         1,344,932
Total                                                       287,964,916

Georgia (2.1%)
Atlanta Airport
    Revenue Bonds Residual Certificates
    Series 2000 Inverse Floater (FGIC Insured)
         01-01-21            13.74          5,600,000(d)      6,116,488
Atlanta Airport
    Revenue Bonds Residual Certificates
    Series 2000 Inverse Floater (FGIC Insured) A.M.T.
         01-01-18            15.19          3,720,000(d)      4,515,262
Atlanta Water & Wastewater
    Refunding Revenue Bonds
    Series 1999A (FGIC Insured)
         11-01-13             5.50          2,715,000         2,988,373
Colquitt County Development Authority
    Revenue Bonds
    Zero Coupon Escrowed to Maturity
    Series 1991
         12-01-21             6.87         46,350,000(c)     12,821,337
Fulco Hospital Authority
    Revenue Anticipation Certificates
    Georgia Baptist Health Care Systems
    Series 1992A
         09-01-22             6.38         20,300,000        20,932,751
Fulton County Development Authority
    Georgia Tech Foundation Funding
    Revenue Bonds Technology Square
    Series 2002A
         11-01-05             5.00          1,575,000         1,686,053
         11-01-13             5.25          1,105,000         1,183,455
Fulton County Development Authority
    Revenue Bonds Series 2001
    (AMBAC Insured)
         10-01-07             5.00          1,700,000         1,833,297
         10-01-12             5.50          2,385,000         2,630,488
Richmond County Board of Education
    Unlimited General Obligation Bonds
    Series 2002
         11-01-05             5.00          5,000,000         5,349,200
         11-01-07             5.00          2,500,000         2,692,075

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Georgia (cont.)
Rockdale County Development Authority
Solid Waste Disposal Revenue Bonds
    Visy Paper Series 1993 A.M.T.
         01-01-26             7.50%       $10,000,000       $10,074,200
Savannah Economic Development Authority
    1st Mortgage Revenue Bonds
    Zero Coupon Series 1991A
         12-01-21             5.40         13,730,000(c)      3,797,993
Savannah Economic Development Authority
    Revenue Bonds Zero Coupon
    Series 1991C Escrowed to Maturity
         12-01-21             6.87         64,220,000(c)     17,764,536
State Transportation & Tollway
    Authority Revenue Bonds Governors
    Transportation Choices Initiatives Series 2001
         03-01-12             5.25          6,000,000         6,514,380
Total                                                       100,899,888

Hawaii (1.2%)
City & County of Honolulu
    Refunding & Improvement
    General Obligation Bonds
    Series 1993 Inverse Floater
         09-07-06             8.77         10,000,000(d)     11,666,800
         09-11-08             9.07         10,000,000(d)     11,888,600
State Airports Systems Refunding
    Revenue Bonds Series 2001 Inverse Floater
    (FGIC Insured) A.M.T.
         07-01-18            12.02          9,600,000(d)     10,398,240
State Department Budget & Finance
    Special Purpose Revenue Bonds
    Series 2000 Inverse Floater A.M.T.
         07-01-20            12.18         10,800,000(d)     11,685,276
State General Obligation Refunding Bonds
    Series 2002CY (FSA Insured)
         02-01-13             5.75         10,920,000        12,143,914
Total                                                        57,782,830

Illinois (4.9%)
Bradley Kankakee County Tax Increment
    Refunding Revenue Bonds Series 1993
         12-01-12             8.40          4,860,000         5,312,369
Broadview Cook County Senior Lien Tax
    Increment Revenue Bonds Series 1993
         07-01-13             8.25         10,170,000        11,283,208
Carol Stream County Tax Increment
    Revenue Bonds Series 1997
         01-01-17             7.88          4,475,000         4,770,932
Chicago Board of Education School Reform
    Unlimited General Obligation Bonds
    Capital Appreciation Zero Coupon
    Series 1998B-1 (FGIC Insured)
         12-01-29             5.20         25,000,000(c)      5,127,000
Chicago Board of Education School Reform
    Unlimited Tax General Obligation Refunding
    Bonds Zero Coupon Series 1999A
    (FGIC Insured)
         12-01-28             5.30         31,500,000(c)      6,853,770
Chicago Capital Appreciation
    Unlimited General Obligation Bonds
    City Colleges Zero Coupon Series 1999
    (FGIC Insured)
         01-01-17             5.24         11,500,000(c)      5,340,025
         01-01-19             5.90         14,000,000(c)      5,702,480
Chicago O'Hare International Airport
    2nd Lien Passenger Facility Revenue Bonds
    Series 2001A Inverse Floater
    (AMBAC Insured) A.M.T.
         07-01-09            12.02          2,270,000(d)      2,385,089
Chicago O'Hare International Airport
    2nd Lien Passenger Facility Revenue Bonds
    Series 2001B Inverse Floater
    (AMBAC Insured) A.M.T.
         07-01-09            12.02          2,490,000(d)      2,597,568
Chicago O'Hare International Airport
    2nd Lien Passenger Facility Revenue Bonds
    Series 2001C (AMBAC Insured) A.M.T.
         01-01-10             5.25          3,095,000         3,254,795
         01-01-11             5.25          3,260,000         3,418,175
Chicago Wastewater Transmission
    Revenue Bonds
    Series 1994 (MBIA Insured)
         01-01-24             6.38         22,500,000        24,939,224
Cook County Bedford Park
    Senior Lien Tax Increment
    Revenue Bonds Series 1997
         01-01-06             7.00            680,000           697,190
         01-01-12             7.38          1,700,000         1,766,980
Development Finance Authority Pollution Control
    Refunding Revenue Bonds Central Illinois
    Public Service Series 1993B-2
         06-01-28             5.90          2,500,000         2,498,675
Development Finance Authority Pollution Control
    Refunding Revenue Bonds Commonwealth
    Edison Series 1994
         01-15-14             5.85          4,500,000         5,006,025

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Illinois (cont.)
Educational Facilities Authority
    Regular Linked Revenue Bonds
    Loyola University of Chicago
    Series 1993 (FGIC Insured)
         07-01-12             5.75%       $12,000,000       $12,559,440
Health Facilities Authority
    Refunding Revenue Bonds
    Morris Hospital Series 1993
         12-01-23             6.13          3,005,000         2,973,147
Health Facilities Authority
    Revenue Bonds
    South Suburban Hospital
    Series 1992
         02-15-09             7.00          2,420,000         2,738,448
         02-15-18             7.00          3,025,000         3,641,465
Hodgkins General Tax Increment Bonds
    Series 1995A
         12-01-13             7.63          9,000,000         9,505,530
Hodgkins Tax Increment
    Un-refunded Unlimited General
    Obligation Bonds Series 1991
         12-01-09             9.50            800,000           832,000
Huntley Special Tax Bonds
    Series 1998
         02-01-25             6.75          2,435,000         2,412,403
Huntley Special Tax Bonds
    Series 1999
         03-01-28             6.30          2,305,000         2,173,500
Lake County Antioch Community School District
    Unlimited General Obligation Bonds
    Capital Appreciation Zero Coupon
    Series 2000B (FGIC Insured)
         12-01-17             5.31          7,170,000(c)      3,191,869
         12-01-18             5.36         13,115,000(c)      5,461,873
         12-01-20             5.89          8,105,000(c)      2,954,435
Lake County Lake Zurich United School District
    Unlimited General Obligation Bonds
    Capital Appreciation Zero Coupon
    Series 2000 (FGIC Insured)
         12-01-17             5.70          1,350,000(c)        600,980
         12-01-19             5.67          4,785,000(c)      1,867,298
Lake County Lake Zurich United School District
    Unlimited General Obligation Bonds
    Capital Appreciation Zero Coupon
    Series 2000B (FGIC Insured)
         12-01-20             5.45          4,785,000(c)      1,744,228
Lakemoor Special Tax Revenue Bonds
    Series 1997
         03-01-27             7.80          8,920,000         9,395,079
Lansing Tax Increment
    Refunding Revenue Bonds
    Landings Redevelopment Area
    Limited Sales Tax Pledge
    Series 1992
         12-01-08             7.00         10,000,000        10,381,600
McHenry & Kane Counties
    Consolidated School District
    Unlimited General Obligation Bonds
    Capital Appreciation Zero Coupon
    Series 2000 (FGIC Insured)
         01-01-17             5.34          4,500,000(c)      2,101,500
         01-01-18             5.39          3,925,000(c)      1,716,128
         01-01-19             5.44          5,050,000(c)      2,070,298
         01-01-20             5.66          4,000,000(c)      1,532,880
Metropolitan Pier & Exposition Authority
    Dedicated State Tax Capital Appreciation
    Refunding Revenue Bonds McCormick
    Zero Coupon Series 1994 (MBIA Insured)
         06-15-19             5.76          7,510,000(c)      2,989,356
Metropolitan Pier & Exposition Authority
    Dedicated State Tax Capital Appreciation
    Refunding Revenue Bonds McCormick
    Zero Coupon Series 1996A (MBIA Insured)
         12-15-17             5.64          6,000,000(c)      2,649,540
         12-15-19             5.76          6,400,000(c)      2,475,392
Metropolitan Pier & Exposition Authority
    Dedicated State Tax Refunding Revenue
    Bonds McCormick Zero Coupon Series 1994
    (MBIA Insured)
         06-15-17             6.61         11,210,000(c)      5,089,564
Schaumburg Special Assessment District
    Revenue Bonds Woodfield Road
    Series 1998
         12-01-28             6.75          3,337,000         3,167,981
State Development Finance Authority
    Pollution Control Refunding Revenue Bonds
    Illinois Power Series 1991A
         07-01-21             7.38         19,250,000        22,685,739
State Development Finance Authority
    Regency Park Retirement Housing
    Revenue Bonds Zero Coupon
    Series 1991B Escrowed to Maturity
         07-15-25             5.49         10,000,000(c)      2,178,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Illinois (cont.)
State Development Finance Authority
    Retirement Housing Revenue Bonds
    Zero Coupon Series 1990
    Escrowed to Maturity
         04-15-20             7.75%       $68,000,000(c)    $20,940,600
State Development Finance Authority
    Un-refunded Revenue Bonds
    Series 1996B (FSA Insured)
         09-01-31             6.40            885,000           940,569
Tinley Park Cook & Will Counties
    Limited Sales Tax Revenue Bonds
    Series 1988
         11-01-99            10.25            895,000(b,j)           --
Tinley Park Cook & Will Counties
    Unlimited Ad Valorem
    Tax Bonds of Special Service
    Series 1988
         12-01-02            10.65            110,000           111,100
         12-01-03            10.65            120,000           121,723
         12-01-04            10.65            135,000           137,178
         12-01-05            10.65            150,000           152,567
         12-01-06            10.65            165,000           168,229
         12-01-07            10.65            185,000           188,935
Village of Gilberts Special Service Area
    Special Tax Improvement Bonds
    Big Timber Series 2001
         03-01-30             7.88          7,560,000         7,890,070
Total                                                       242,694,949

Indiana (1.7%)
Carmel Retirement Rental Housing
    Refunding Revenue Bonds
    Beverly Enterprises Series 1992
         12-01-08             8.75          5,555,000         5,760,257
East Chicago Elementary School Building
    Lake County 1st Mortgage Refunding Bonds
    Series 1996
         01-05-16             6.25          8,000,000         9,063,040
Health Facility Authority Hospital Revenue Bonds
    Community Hospital of Anderson Series 1993
         01-01-23             6.00          5,000,000         5,024,550
Health Facility Authority Hospital Revenue Bonds
    Union Hospital Series 1993 (MBIA Insured)
         09-01-18             5.13         10,000,000         9,982,800
Marion County Hospital Authority Refunding
    Revenue Bonds Methodist Hospital
    Series 1989 (MBIA Insured)
         09-01-13             6.50          4,115,000         4,197,423
Rockport Pollution Control
    Refunding Revenue Bonds
    Indiana Michigan Electric
    Series 1991B
         03-01-16             7.60          5,500,000         5,575,735
St. Joseph County Hospital Facility
    Revenue Bonds
    Memorial Hospital of South Bend
    Series 1980
         06-01-10             9.40          1,455,000         1,771,754
State Housing Finance Authority Single Family
    Mortgage Revenue Bonds Series 2001
    Inverse Floater A.M.T.
         07-01-33            13.92          3,660,000(d)      3,496,288
State Housing Finance Authority Single Family
    Mortgage Revenue Bonds Series 2002A
    (GNMA/FNMA Insured) A.M.T.
         01-01-33             5.45          4,000,000         3,918,160
Vincennes Economic Development
    Improvement Refunding Revenue Bonds
    Southwest Regional Youth Facilities
    Series 1999
         01-01-24             6.25         23,500,000        20,122,815
Vincennes Economic Development
    Revenue Bonds Southwest Indiana
    Regional Youth Village Facility Series 1994
         01-01-24             8.50         15,885,000        16,467,503
Total                                                        85,380,325

Iowa (0.9%)
Muscatine Electric
    Refunding Revenue Bonds
    Series 1986
         01-01-05             6.00         10,845,000        10,880,789
         01-01-06             6.00         11,330,000        11,367,388
         01-01-07             5.00          2,250,000         2,252,318
         01-01-08             5.00          5,100,000         5,104,029
State Finance Authority Refunding Revenue
    Bonds Series 2002 (MBIA Insured)
         06-15-13             5.38          7,145,000         7,761,899
State Finance Authority Single Family Revenue
    Bonds Series 2001C Inverse Floater
    (GNMA/FNMA Insured) A.M.T.
         01-01-07            13.77          5,095,000(d)      4,892,474
Total                                                        42,258,897

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Kansas (0.2%)
Olathe Senior Living Facilities
    Lease Revenue Bonds Aberdeen Village
    Series 2000A
         05-15-30             8.00%        $2,500,000        $2,529,725
State Development Finance Authority
    Multi-family Revenue Bonds
    Tiffany Gardens Apartments
    Series 1999M A.M.T.
         09-01-29             6.75          5,100,000         4,809,504
Wyandotte County Kansas City Multi-family
    Housing Revenue Bonds Park Victoria
    Apartments Series 1998 A.M.T.
         08-01-28             6.25          4,855,000         4,356,294
Total                                                        11,695,523

Kentucky (0.6%)
Development Finance Authority Hospital Facility
    Revenue Bonds St. Luke Hospital
    Series 1989B
         10-01-19             6.00         22,020,000        22,032,331
Muhlenberg County Hospital
    Refunding Revenue Bonds
    Muhlenberg Community Hospital
    Series 1996
         07-01-10             6.75          6,780,000         7,032,013
Total                                                        29,064,344

Louisiana (1.7%)
Calcasieu Parish Industrial Development
    Pollution Control Refunding Revenue Bonds
    Gulf State Utilities
    Series 1992
         10-01-12             6.75         10,500,000        10,693,935
Hodge Village Combined Utility System
    Revenue Bonds Stone Container
    Series 1990 A.M.T.
         03-01-10             9.00         18,500,000        18,522,200
Local Government Environment Facilities &
    Community Development Authority
    Healthcare Facilities St. James Place
    Series 1999A
         11-01-29             8.00         10,000,000        10,339,200
Public Facilities Authority Revenue Bonds
    Glen Retirement Systems Series 1995A
         12-01-15             6.50          1,000,000         1,000,180
         12-01-25             6.70          1,500,000         1,494,720
Southern Louisiana Port Commission Terminal
    Refunding Revenue Bonds GATX Terminal
    Series 1993
         03-01-23             7.00         13,180,000        13,477,736
St. Charles Parish Pollution Control
    Revenue Bonds Louisiana Power & Light
    Series 1991 A.M.T.
         06-01-21             7.50         20,700,000        20,950,884
West Feliciana Parish Demand
    Pollution Control Revenue Bonds
    Gulf State Utilities Series 1990
         05-01-15             9.00          6,000,000         6,163,380
Total                                                        82,642,235

Maine (0.2%)
Finance Authority Multi-family Housing Revenue
    Obligation Securities Huntington Common
    Series 1997A
         09-01-27             7.50          5,000,000         4,047,300
Kennebunk Special Obligation
    Revenue Bonds Series 1999A
         07-01-24             7.00          4,690,000         4,433,598
Total                                                         8,480,898

Maryland (2.6%)
Baltimore County Metropolitan District
    Unlimited General Obligation Refunding
    Bonds Series 2001
         06-01-12             5.50          3,500,000         3,881,605
Frederick County Economic
    Refunding Revenue Bonds
    Alumax Series 1992
         04-01-17             7.25          9,880,000        10,086,294
Frederick County Obligation
    Special Tax Revenue Bonds
    Urbana Community Development Authority
    Series 1998
         07-01-25             6.63          6,000,000         6,065,280
Harford County Industrial Development
    Revenue Bonds Dorsey Series 1989
         04-16-05             8.00            370,000           370,714
Howard County Unlimited General Obligation Public
    Improvement Refunding Bonds Series 2002A
         08-15-12             5.25          7,295,000         7,930,249
Montgomery County Unlimited Tax
    General Obligation Bonds Series 2002A
         02-01-11             5.00          8,000,000         8,556,400

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Maryland (cont.)
Prince George's County Hospital Revenue Bonds
    Dimensions Health Series 1992
         07-01-17             7.25%       $11,400,000       $11,681,352
         07-01-22             7.00          7,000,000         7,171,640
State & Local Unlimited General Obligation
    Bonds 2nd Series 2001
         07-15-12             5.50          5,000,000         5,548,650
State & Local Facilities Unlimited General
    Obligation Bonds Capital Improvement
    Series 2002A
         03-01-14             5.50         10,000,000        11,058,200
         03-01-17             5.50         10,000,000        10,989,200
State General Obligation Bonds
    Series 2001C
         12-01-11             5.50         12,000,000        13,271,160
State Transportation Authority Facility
    Capital Appreciation Revenue Bonds
    Zero Coupon Series 1992 (FGIC Insured)
         07-01-10             6.33          3,000,000(c)      2,101,920
         07-01-11             6.33          6,700,000(c)      4,444,512
State Transportation Authority Facility
    Revenue Bonds Zero Coupon
    Series 1992 (FGIC Insured)
         07-01-12             6.35          5,000,000(c)      3,139,150
State Unlimited General Obligation Bonds
    Series 2001
         03-01-12             5.50         14,235,000        15,750,031
Washington Suburban Sanitation District
    Unlimited General Obligation Revenue Bonds
    Series 2001
         06-01-12             4.25          4,050,000         4,119,782
Total                                                       126,166,139

Massachusetts (3.4%)
Bay Transportation Authority
    Un-refunded Revenue Bonds
    Series 1992B (MBIA Insured)
         03-01-12             6.00          7,745,000         8,132,173
Commonwealth of Massachusetts
    General Obligation Bonds Consolidated Loans
    Series 2002A (FGIC Insured)
         01-01-09             5.00         12,370,000        13,219,572
Development Finance Agency
    Refunding Revenue Bonds
    Briarwood Retirement Community
    Series 2001B
         12-01-30             8.25          5,000,000         5,115,500
Health & Educational Facilities Authority
    Refunding Revenue Bonds
    Christopher House Series 1999A
         01-01-29             6.88          5,000,000         4,668,850
Municipal Wholesale Electric Power
    Supply System Pre-refunded Revenue
    Bonds Series 1992B
         07-01-17             6.75         10,130,000        10,376,362
State Consolidated Unlimited General Obligation Bonds
    Series 2001D (MBIA Insured)
         11-01-13             6.00         25,000,000        28,752,750
State General Obligation Bonds
    Series 2001A Inverse Floater (FSA Insured)
         01-01-21             5.05         36,455,000(d)     36,235,175
State Health & Educational Facilities Authority
    Revenue Bonds Massachusetts Institute
    of Technology Series 2002K
         07-01-17             5.38          1,000,000         1,080,190
State Industrial Finance Agency
    Assisted Living Facility
    Revenue Bonds Longmeadow
    Series 1997 A.M.T.
         09-01-27             8.00          4,300,000         4,622,672
State Industrial Finance Agency
    Assisted Living Facility
    Revenue Bonds Marina Bay
    Series 1997 A.M.T.
         12-01-27             7.50          2,000,000         2,063,900
State Limited General Obligation Refunding Bonds
    Consolidated Loans Series 2001D
    (MBIA Insured)
         11-01-13             5.50          5,000,000         5,527,150
State Port Authority Special Facilities Revenue
    Bonds Delta Air Lines Series 2001
    Inverse Floater (AMBAC Insured) A.M.T.
         01-01-22            14.00          6,660,000(d)      6,836,623
State Special Obligation Consolidated Loan
    Refunding Revenue Bonds Series 2002A
    (FGIC Insured)
         06-01-14             5.50          3,530,000         3,899,450
Water Resource Authority General
    Refunding Revenue Bonds
    Series 1992B
         11-01-15             5.50         22,175,000        22,846,237
Water Resource Authority General
    Revenue Bonds Series 1992A
         07-15-19             6.50          3,500,000         4,170,845

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Massachusetts (cont.)
Water Resource Authority General
    Revenue Bonds Series 1993B
    (MBIA Insured)
         03-01-22             5.00%        $9,000,000        $8,899,110
Total                                                       166,446,559

Michigan (3.4%)
Concord Academy
    Certificates of Participation
    Series 1998
         10-01-19             7.00          1,000,000           910,420
Countryside Charter School
    Certificates of Participation
    Series 2000
         04-01-29             8.00          1,880,000         1,807,695
Countryside Charter School
    Full Term Certificates of Participation
    Berrien County Series 1999
         04-01-29             7.00          2,635,000         2,374,636
Crawford County Economic Development
    Corporation Environmental Improvement
    Revenue Bonds Weyerhaeuser
    Series 1982A
         07-25-07             7.13         10,800,000        11,702,448
Detroit Unlimited Tax
    General Obligation Pre-refunded Bonds
    Series 1995A
         04-01-15             6.80          1,375,000         1,538,446
Kalamazoo City School District Building & Site
    Unlimited General Obligation Bonds
    Series 2001 (FSA Insured)
         05-01-11             4.30          1,000,000         1,011,050
         05-01-12             4.40          1,070,000         1,080,828
Livingston Academy Certificate of Participation
    Series 1999
         05-01-29             7.00          3,080,000         2,807,297
Midland County Economic Development
    Authority Unlimited Tax General Obligation
    Refunding Revenue Bonds
    Series 2000A A.M.T.
         07-23-09             6.88         15,150,000        15,595,107
Midland County Economic Development
    Limited Obligation Refunding Revenue Bonds
    Series 2000B
         07-23-09             6.75          5,000,000         5,154,450
Nataki Talibah Schoolhouse
    Certificates of Participation
    Series 2000
         06-01-30             8.25          5,665,000         5,665,000
Plymouth Educational Center
    Certificates of Participation
    Series 1999
         07-01-29             7.00          7,875,000         7,284,375
State Hospital Finance Authority
    Revenue Bonds Central Michigan
    Community Hospital Series 1996
         10-01-27             6.25          2,095,000         1,871,045
State Municipal Bond Authority Clean Water
    Revolving Fund Revenue Bonds Series 2001
         10-01-09             5.00          9,840,000        10,543,560
         10-01-10             5.00          5,195,000         5,537,039
         10-01-12             5.00         10,435,000        11,015,708
State Strategic Fund Limited Tax Obligation
    Refunding Revenue Bonds
    Ford Motor Series 1991A
         02-01-06             7.10         16,400,000        18,144,468
State Utility Unlimited General Obligation
    Revenue Bonds Series 2001
         12-01-14             5.50          3,000,000         3,305,580
Strategic Fund Environmental Improvement
    Limited Obligation Refunding Revenue Bonds
    Crown Paper Company Series 1997B
         08-01-12             6.25          1,100,000(b)        147,400
Strategic Fund Limited Obligation Refunding
    Revenue Bonds Detroit Edison
    Series 1995AA (MBIA Insured)
         09-01-25             6.40         12,000,000        13,091,640
Summit Academy Certificates of
    Participation Pre-refunded Revenue Bonds
    Junior High School Facility Series 1999
         09-01-29             7.00          4,000,000         4,629,360
Summit Academy Certificates of
    Participation Series 1998
         08-01-18             7.00          2,500,000         2,297,775
Summit Academy Certificates of
    Participation Series 2001
         07-01-30             7.38          4,140,000         4,114,373
Summit Academy North Public School Academy
    Certificates of Participation Series 2001B
         07-01-30             8.75          1,050,000         1,006,656

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Michigan (cont.)
Troy City Downtown Development Authority
    County of Oakland Development
    Pre-refunded Revenue Bonds
    Series 1995A (Asset Guaranty)
         11-01-18             6.38%        $1,000,000        $1,134,930
Van Buren Township
    Tax Increment Revenue Bonds
    Series 1994
         10-01-16             8.40          3,890,000         4,223,762
Wayne County Charter Airport
    Revenue Bonds Detroit Metropolitan Airport
    Series 1998B (MBIA Insured)
         12-01-11             5.25          4,040,000         4,291,005
         12-01-23             4.88          9,940,000         9,401,749
Wayne County Charter Special Airport Facilities
    Revenue Bonds Northwest Airlines
    Series 1999 A.M.T.
         12-01-29             6.00          8,235,000         6,466,863
Wayne County Special Airport Facilities
    Refunding Revenue Bonds Northwest Airlines
    Series 1995
         12-01-15             6.75         11,250,000        10,420,200
Total                                                       168,574,865

Minnesota (4.3%)
Anoka County Housing & Redevelopment
    Authority Revenue Bonds
    Epiphany Assisted Living LLC
    Series 1999
         12-01-29             7.40          4,000,000         3,912,760
Fergus Falls Health Care Facilities
    Revenue Bonds LRHC Long-term
    Care Facility Series 1995
         12-01-25             6.50          1,530,000         1,547,580
Fridley Senior Housing Revenue Bonds
    Banfill Crossing Homes Series 1999
         09-01-34             6.75          7,000,000         6,548,290
Hastings Housing & Redevelopment
    Authority Housing & Health Care
    Revenue Bonds Arbor Oaks
    Assisted Living Series 2000A
         01-01-32             8.25          5,685,000         5,801,145
Little Canada Multi-family Housing
    Revenue Bonds Housing
    Alternatives Development Company
    Series 1997A
         12-01-27             6.25          1,755,000         1,586,064
Mahtomedi Multi-family Housing
    Refunding Revenue Bonds
    Briarcliff Series 1996 A.M.T.
         06-01-36             7.35          1,975,000         1,990,188
Maplewood Elder Care Facilities
    Revenue Bonds Care Institute
    Series 1994
         01-01-24             7.75          7,705,000         6,153,598
Maplewood Multi-family Housing
    Refunding Revenue Bonds
    Carefree Cottages of Maplewood III
    Series 1995 A.M.T.
         11-01-32             7.20          4,795,000         4,873,063
Mille Lacs Capital Improvement Authority
    Infrastructure Revenue Bonds
    Series 1992A
         11-01-12             9.25          3,970,000         4,195,615
Minneapolis & St.Paul Metropolitan
    Airport Commission Revenue Bonds Series 1999B
    (FGIC Insured) A.M.T.
         01-01-11             5.50          3,000,000         3,195,090
Minneapolis & St. Paul Metropolitan
    Airports Commission
    Special Facilities Revenue Bonds
    Northwest Airlines Series 2001A A.M.T.
         04-01-25             7.00         10,000,000         9,038,900
Minneapolis Unlimited General Obligation Bonds
    Series 2001
         12-01-12             5.00          3,600,000         3,826,584
Richfield Multi-family Housing
    Refunding Revenue Bonds
    Village Shores Apartments
    Series 1996
         08-01-31             7.63          4,770,000         4,910,620
Richfield Senior Housing
    Revenue Bonds Series 2000A
         02-01-35             7.75         11,000,000        11,207,679
Robbinsdale Multi-family Housing
    Revenue Bonds Copperfield Hill
    Series 1996A
         12-01-31             7.35          3,500,000         3,417,715
Rochester Multi-family Housing
    Development Revenue Bonds
    Wedum Shorewood Campus
    Series 1999
         06-01-36             6.60         10,000,000         9,044,400

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Minnesota (cont.)
Roseville Housing Facilities Nursing Home
    Refunding Revenue Bonds
    College Properties Series 1998
         10-01-28             5.88%        $7,500,000        $6,423,075
Sartell Health Care & Housing Facilities
    Revenue Bonds The Foundation for
    Health Care Continuums Series 1999A
         09-01-29             6.63          4,000,000         3,557,600
Southern Minnesota Municipal
    Power Agency Power Supply System
    Refunding Revenue Bonds
    Series 1992B
         01-01-18             5.75         12,210,000        12,419,889
Southern Minnesota Municipal
    Power Agency Power Supply System
    Refunding Revenue Bonds
    Zero Coupon Series 1994A
    (MBIA Insured)
         01-01-21             6.81         13,500,000(c)      5,153,355
         01-01-22             6.73         17,500,000(c)      6,306,650
         01-01-23             6.73         27,500,000(c)      9,350,825
         01-01-24             6.82         19,960,000(c)      6,399,974
         01-01-25             6.81         27,500,000(c)      8,346,525
         01-01-26             6.81         27,500,000(c)      7,899,100
         01-01-27             6.81         12,450,000(c)      3,391,878
St. Louis Park Health Care Facilities
    Revenue Bonds Health System Minnesota
    Obligated Group Inverse Floater Series 1993
    (AMBAC Insured)
         07-01-13             8.40         18,000,000(d)     18,366,119
St. Louis Park Multi-family
    Housing Refunding Revenue Bonds
    Park Boulevard Towers Series 1996
         04-01-31             7.00         10,990,000        10,993,737
St. Paul Housing & Redevelopment Authority
    Health Care Facilities Revenue Bonds
    Lyngblomsten Care Center Series 1993
         11-01-06             7.13          1,175,000         1,200,909
         11-01-17             7.13          2,410,000         2,413,856
St. Paul Housing & Redevelopment Authority
    Health Care Facilities Revenue Bonds
    Lyngblomsten Multi-family Rental Housing
    Series 1993
         11-01-24             7.00          2,585,000         2,519,289
St. Paul Housing & Redevelopment Authority
    Lease Revenue Bonds
    Community of Peace Academy
    Series 2001A
         12-01-30             7.88          5,000,000         5,098,250
St. Paul Housing & Redevelopment Authority
    Lease Revenue Bonds
    Minnesota Business Academy
    Series 2000
         03-01-30             8.00          4,465,000         4,027,653
St. Paul Port Authority Redevelopment
    Multi-family Subordinate
    Refunding Revenue Bonds
    Burlington Apartments Series 1996C
         02-01-31             8.63          3,730,000         3,653,722
St. Paul Port Authority Revenue Bonds
    Hotel Facilities Radisson Kellogg
    2nd Series 1999
         08-01-29             7.38          6,500,000         6,508,905
Vadnais Heights Multi-family Housing
    Refunding Revenue Bonds
    Cottages of Vadnais Heights
    Series 1995 A.M.T.
         12-01-31             7.00          1,940,000         1,947,372
Washington County Housing &
    Redevelopment Authority Refunding
    Revenue Bonds Woodbury
    Multi-family Housing Series 1996
         12-01-23             6.95          4,525,000         4,550,793
Total                                                       211,778,767

Mississippi (1.0%)
Gulfport Urban Renewal
    Multi-family Housing Revenue Bonds
    Woodchase Apartments
    Series1998 A.M.T.
         12-01-28             6.75          3,015,000         2,659,532
Harrison County Waste Water Management
    District Refunding Bonds Series 1986
         02-01-15             5.00          4,250,000         4,474,230
Jackson Housing Authority
    Multi-family Housing Revenue Bonds
    Lakeside Villas Apartments
    Series 1999D A.M.T.
         12-01-29             7.50          3,570,000         3,601,309

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Mississippi (cont.)
Jackson Industrial Development
    Revenue Bonds Dorsey
         04-16-05             8.00%          $306,000          $308,035
Long Beach Urban Renewal Multi-family Housing
    Revenue Bonds
    Long Beach Square Apartments
    Series 1998 A.M.T.
         08-01-28             6.75          3,745,000         3,377,316
Lowndes County Solid Waste Disposal
    Pollution Control Refunding Revenue Bonds
    Weyerhauser Series 1992B
         04-01-22             6.70          4,000,000         4,370,760
State Unlimited General Obligation
    Capital Improvement Bonds Series 2001
         11-01-12             5.00          8,700,000         9,208,689
State Unlimited General Obligation
    Refunding Bonds Series 2001
         09-01-12             5.50         10,000,000        11,029,199
State Unlimited General Obligation
    Refunding Bonds Series 2002A
         12-01-12             5.38          3,000,000         3,280,830
         12-01-13             5.50          5,000,000         5,511,250
Total                                                        47,821,150

Missouri (0.6%)
Regional Convention & Sports Complex
    Authority Bonds Series 1991B
         08-15-21             7.00          5,810,000         6,165,165
Industrial Development Authority
    Refunding Revenue Bonds Kiel Center
    Multi-purpose Arena Series 1992 A.M.T.
         12-01-24             7.88         15,400,000        15,781,304
St. Louis Regional Convention & Sports Complex
    Authority Pre-refunded Revenue Bonds
    Series 1991C
         08-15-21             7.90          2,575,000         2,759,576
St. Louis Regional Convention & Sports Complex
    Authority Un-refunded Revenue Bonds
    Series 1991C
         08-15-21             7.90            125,000           128,470
State Housing Development Commission
    Single Family Mortgage Revenue Bonds
    Series 2001B Inverse Floater
    (GNMA/FNMA Insured) A.M.T.
         09-01-33            13.73          3,320,000(d)      3,187,333
Total                                                        28,021,848

Nebraska (0.7%)
Omaha Public Power District Electric System
    Revenue Bonds Series 1986A
         02-01-15             6.00          1,370,000         1,509,398
State Public Power District
    Refunding Revenue Bonds
    Series 1998A (MBIA Insured)
         01-01-14             5.25         30,610,000        32,016,223
Total                                                        33,525,621

Nevada (0.7%)
Clark County Special Improvement District #121
    Local Improvement Bonds
    Southern Highlands Area Series 1999
         12-01-19             7.50         10,000,000        10,526,899
Director of the State Department of Business
    & Industry Las Vegas Monorail Capital
    Appreciation Revenue Bonds
    Zero Coupon Series 2000 (AMBAC Insured)
         01-01-19             5.75          5,105,000(c)      2,096,215
         01-01-23             5.93          5,000,000(c)      1,589,500
         01-01-25             5.93         11,000,000(c)      3,095,510
         01-01-26             5.93          8,500,000(c)      2,256,750
         01-01-27             5.97          5,315,000(c)      1,334,278
         01-01-29             5.54          6,425,000(c)      1,430,269
Las Vegas Redevelopment Agency Tax Increment
    Subordinate Lien Revenue Bonds
    Series 1994A
         06-15-10             6.00          2,000,000         2,053,600
         06-15-14             6.10          2,750,000         2,804,368
Washoe County Hospital Revenue Bonds
    Washoe Medical Center Series 1993A
         06-01-15             6.00          7,250,000         7,377,020
Total                                                        34,564,409

New Hampshire (0.1%)
Business Financial Authority
    Pollution Control & Solid Waste Disposal
    Refunding Revenue Bonds
    Crown Paper Company Series 1996
         01-01-22             7.75          4,255,000(b)        570,170
State Turnpike Systems
    Refunding Revenue Bonds
    Series 2002 (FSA Insured)
         10-01-12             5.25          4,590,000         4,974,367
Total                                                         5,544,537

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
37   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

New Jersey (2.1%)
State Economic Development Authority
    Senior Lien Revenue Bonds
    Series 2001A (MBIA Insured)
         07-01-08             5.00%       $27,000,000       $29,025,000
State Refunding Unlimited General Obligation
    Bonds Series 2001H
         07-01-12             5.25         10,000,000        10,821,300
State Transportation Toll Road Fund
    Authority Transportation Systems
    Refunding Revenue Bonds Series 2001C
    (FSA Insured)
         12-15-13             5.50          5,345,000         5,913,280
State Transportation Toll Road Fund
    Authority Transportation System
    Revenue Bonds Series 2001C
    (FSA Insured)
         12-15-11             5.50         10,000,000        11,112,600
         12-15-12             5.75         25,000,000        28,249,250
State Turnpike Authority Revenue Bonds
    Series 2000R Inverse Floater
         01-01-13            13.22          5,200,000(d)      7,038,980
State Turnpike Authority
    Toll Road Refunding Revenue Bonds
    Series 2000A (MBIA Insured)
         01-01-11             6.00         10,000,000        11,378,200
University of Medicine & Dentistry of New Jersey
    Revenue Bonds Series 2002A
    (AMBAC Insured)
         12-01-12             5.25          1,705,000         1,854,239
Total                                                       105,392,849

New Mexico (1.9%)
Bernalillo County Multi-family Housing
    Revenue Bonds Series 1997D
         04-01-27             7.70         14,615,000(b)      7,281,778
Farmington Pollution Control
    Refunding Revenue Bonds
    Series 1996B
         12-01-16             6.30         10,000,000        10,173,000
Farmington Pollution Control
    Refunding Revenue Bonds
    Series 1997A
         10-01-20             6.95          4,000,000         4,067,080
Farmington Pollution Control
    Refunding Revenue Bonds
    State Public Service San Juan
    Series 1993A
         08-15-23             6.40         30,650,000        30,844,321
Farmington Power
    Refunding Revenue Bonds
    Generating Division Series 1983
         01-01-13             9.88          5,000,000         5,974,000
Lordsberg Pollution Control
    Refunding Revenue Bonds
    Phelps Dodge Series 1993
         04-01-13             6.50         14,700,000        14,386,008
Sandoval County Multi-family Housing
    Refunding Revenue Bonds
    Meadowlark Apartments
    Series 1998A A.M.T.
         07-01-38             6.38         11,155,000        10,309,674
State Highway Commission
    Senior Lien Tax Revenue Bonds
    Series 2000A
         06-15-10             5.00         10,000,000        10,660,300
Total                                                        93,696,161

New York (5.3%)
Dormitory Authority New York City
    University System Consolidated
    2nd Generation ResourceRevenue Bonds
    Series 1990C
         07-01-17             5.00         20,820,000        20,818,334
Dormitory Authority New York City
    University System Consolidated
    2nd Generation Resource Revenue Bonds
    Series 1990D
         07-01-09             7.00          5,000,000         5,711,900
Dormitory Authority New York Court
    Facility Lease Revenue Bonds
    Series 1993A
         05-15-16             5.38          9,000,000         9,228,420
Dormitory Authority New York State
    University Education Facility
    Revenue Bonds Series 1993A
         05-15-13             5.50         24,530,000        27,034,757
Huntington Housing Authority
    Senior Housing Facilities
    Revenue Bonds
    Gurwin Jewish Senior Residences
    Series 1999A
         05-01-39             6.00          2,000,000         1,695,480
Metropolitan Transportation Authority
    Refunding Revenue Bonds
    Series 2002A (AMBAC Insured)
         11-15-13             5.50         16,000,000        17,752,640

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

New York (cont.)
New York & New Jersey Port Authority
    Revenue Bonds 2nd Series 2000
    Inverse Floater (MBIA Insured) A.M.T.
         10-15-21            12.51%        $4,210,000(d)     $4,708,548
New York City Industrial Development Agency
    Civic Facilities Revenue Bonds
    Touro College Series 1999A
         06-01-29             6.35          6,250,000         5,560,688
New York City Municipal Water
    Finance Authority Water & Sewer System
    Revenue Bonds Series 1987B
         06-15-17             5.00          6,255,000         6,261,755
New York City Transitional Finance Authority
    Tax Revenue Bonds Series 2001B
         02-01-11             5.50          5,000,000         5,490,650
New York City UnlimitedGeneral Obligation Bonds
    Series 2000R Inverse Floater
    (FGIC Insured)
         05-15-14            12.90          2,150,000(d)      2,719,041
         05-15-15            12.90          2,270,000(d)      2,854,707
New York City Unlimited General Obligation
    Refunding Revenue Bonds
    Series 2001F
         08-01-12             5.25         16,880,000        17,540,346
New York City Unlimited General Obligation
    Revenue Bonds Series 2002E
         08-01-16             5.75          8,210,000         8,702,190
New York City Unlimited General Obligation
    Revenue Bonds Series 2002E (MBIA Insured)
         08-01-15             5.63          2,000,000         2,181,820
New York City Unlimited General Obligation
    Tax Refunding Revenue Bonds Series 2001G
    (FSA Insured)
         08-01-11             5.25          5,000,000         5,364,250
New York City Unlimited Tax
    General Obligation Bonds
    Series 1996G
         02-01-17             5.75         20,000,000        20,985,800
New York City Unlimited Tax
    General Obligation Bonds
    Series 2000R Inverse Floater
    (FGIC Insured)
         05-15-16            12.90          1,410,000(d)      1,750,825
New York City Unlimited Tax
    General Obligation Pre-refunded
    Revenue Bonds Series 1994B-1
         08-15-16             7.00         16,500,000        18,412,515
Port Authority Special Obligation
    Revenue Bonds KIAC Partners
    4th Series 1996 A.M.T.
         10-01-19             6.75          3,500,000         3,605,070
Port Authority Special Obligation
    Revenue Bonds LaGuardia Airport
    Passenger Terminal Continental & Eastern
    Airlines Series 1990 A.M.T.
         12-01-06             9.00          1,985,000         2,046,138
         12-01-10             9.00          8,800,000         9,064,000
         12-01-15             9.13         17,500,000        18,039,000
State Dormitory Authority
    New York City University System
    Consolidated 2nd Generation Resource
    Revenue Bonds Series 1993A
         07-01-18             5.75          5,500,000         6,139,815
State Energy Research & Development
    Authority Gas Facilities Revenue Bonds
    Residual Certificates Series 2000
    Inverse Floater (MBIA Insured)
         01-01-21            14.08          7,520,000(d)      7,962,928
State Housing Finance Agency
    State University Construction
    Refunding Bonds Series 1986A
         05-01-13             6.50          3,500,000         4,145,330
State Medical Facilities Finance Agency
    Mental Health Services
    Improvement Refunding Revenue Bonds
    Series 1993D
         08-15-23             5.25         15,000,000        14,866,200
State Thruway Authority
    Highway & Bridge Trust Fund Revenue
    Bonds Series 2001A (FGIC Insured)
         04-01-11             5.50          7,500,000         8,259,450
State Urban Development
    Correctional Facility
    Refunding Revenue Bonds
    Series 1994A
         01-01-16             5.50          2,750,000         2,855,600
Total                                                       261,758,197

North Carolina (4.6%)
Charlotte Water & Sewer System
    Revenue Bonds Series 2002A
         07-01-14             5.50          5,695,000         6,293,943
         07-01-15             5.50          3,155,000         3,477,441

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of  Coupon       Principal              Value(a)
issuer and                 rate                amount
title of issue(e,f)

North Carolina (cont.)
Eastern Municipal Power Agency
    Power System Pre-refunded Revenue Bonds
    Series 1986A
         01-01-17             5.00%        $6,220,000        $6,418,916
Eastern Municipal Power Agency
    Power System Refunding Revenue Bonds
    Series 1986A
         01-01-18             4.00          8,675,000         7,979,612
Eastern Municipal Power Agency
    Power System Refunding Revenue Bonds
    Series 1988A
         01-01-26             6.00          1,940,000         2,193,461
Eastern Municipal Power Agency
    Power System Refunding Revenue Bonds
    Series 1989A
         01-01-10             7.50         29,160,000        34,929,728
         01-01-11             5.50         37,800,000        37,811,340
Eastern Municipal Power Agency
    Power System Refunding Revenue Bonds
    Series 1991A
         01-01-19             5.75         55,000,000        54,764,600
Eastern Municipal Power Agency
    Power System Refunding Revenue Bonds
    Series 1993B
         01-01-07             7.25          5,000,000         5,614,050
         01-01-09             6.13         10,000,000        10,792,500
         01-01-12             6.25         24,655,000        25,300,714
Eastern Municipal Power Agency
    Power System Refunding Revenue Bonds
    Series 2000 Inverse Floater (MBIA Insured)
         01-01-13            14.35          3,330,000(d)      3,903,659
Eastern Municipal Power Agency
    Power System Revenue Bonds
    Series 1993D
         01-01-13             5.88          2,300,000         2,332,522
Mecklenburg County Public Improvement
    Unlimited General Obligation Bonds
    Series 2001D
         02-01-12             4.00          3,600,000         3,509,568
         02-01-14             4.10          3,600,000         3,444,660
North Carolina Housing Finance Agency
    Single Family Revenue Bonds
    Series 2002 Inverse Floater A.M.T.
         01-01-34            13.41          3,300,000(d)      2,948,946
Raleigh Durham Airport Authority
    Revenue Bonds Series 2001A
    (FGIC Insured)
         11-01-11             5.00          1,900,000         2,006,552
State Unlimited General Obligation
    Public Improvement Bonds
    Series 2001A
         03-01-12             4.75         10,000,000        10,440,900
Total                                                       224,163,112

North Dakota (0.2%)
Fargo Hospital Refunding Revenue
    & Improvement Bonds
    Dakota Hospital Series 1992
         11-15-12             6.88          3,000,000         3,127,320
         11-15-22             7.00          4,250,000         4,432,665
Total                                                         7,559,985

Ohio (2.0%)
Carroll Water & Sewer District
    Unlimited Tax General Obligation Bonds
    Series 1998
         12-01-10             6.25          1,550,000         1,600,484
Carroll Water & Sewer District
    Water System Improvement Unlimited Tax
    General Obligation Bonds Series 1996
         12-01-10             6.25          6,340,000         6,523,733
Cleveland Parking Facilities Improvement
    Revenue Bonds Series 1992
         09-15-22             8.10         15,000,000        15,574,350
Cleveland Waterworks
    Refunding Revenue Bonds
    Series 2001J (FSA Insured)
         01-01-12             5.38          1,000,000         1,086,940
Coshocton County Solid Waste Disposal
    Refunding Revenue Bonds
    Stone Container Series 1992
         08-01-13             7.88         17,500,000        18,020,450
Cuyahoga County Health Care Facilities
    Refunding Revenue Bonds Judson
    Retirement Community Series 1996A
         11-15-18             7.25          4,130,000         4,346,453
Franklin County Health Care Facilities
    Refunding Revenue Bonds
    Lutheran Senior City Incorporated
    Series 1999
         12-15-28             6.13          4,705,000         3,973,890
Franklin County Multi-family Housing
    Refunding Revenue Bonds
    Jefferson Chase Apartments
    Series 1998B A.M.T.
         11-01-35             6.40          1,465,000         1,266,786

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)


Ohio (cont.)
Franklin County Multi-family Housing
    Refunding Revenue Bonds
    West Bay Apartments Series 1998
    A.M.T.
         12-01-25             6.38%        $8,190,000(b)     $5,323,500
Lorain County Independent Living & Hospital
    Facilities Refunding Revenue Bonds
    Elyria United Methodist Series 1996C
         06-01-22             6.88          3,100,000         3,198,053
Marion County Health Care Facilities
    Improvement Refunding Revenue Bonds
    United Church Homes Series 1993
         11-15-10             6.38          1,625,000         1,611,886
Marion County Health Care Facilities
    Refunding & Improvement Revenue Bonds
    United Church Homes Series 1993
         11-15-15             6.30          1,800,000         1,744,470
State Common Schools Capital Facilities Unlimited
    General Obligation Bonds Series 2001B
         09-15-11             5.25          3,945,000         4,285,927
State Water Development Authority
    Pollution Control Refunding Revenue
    Bonds Cleveland Electric Illuminating
    Series 1995
         08-01-25             7.70         13,000,000        14,004,900
State Water Development Authority
    Pollution Control Refunding Revenue
    Bonds Toledo Edison Series 1994A A.M.T.
         10-01-23             8.00         10,000,000        10,741,800
State Water Development Authority
    Water Pollution Control Refunding Revenue
    Bonds Series 2002
         12-01-13             5.25          2,000,000         2,159,640
University of Ohio General Receipts
    Revenue Bonds Series 2002A
         12-01-12             5.25            750,000           813,660
Total                                                        96,276,922

Oklahoma (0.4%)
Grand River Dam Authority
    Refunding Revenue Bonds
    Series 1987
         06-01-12             5.00         10,105,000        10,133,698
Jackson County Hospital Authority
    Refunding Revenue Bonds
    Jackson County Memorial Hospital
    Series 1994
         08-01-15             7.30          6,580,000         6,497,092
State Municipal Power Authority
    Power System Revenue Bonds
    Series 2001A (FSA Insured)
         01-01-12             5.00          1,185,000         1,256,195
         01-01-13             5.00          2,020,000         2,124,959
Stillwater Medical Center Authority
    Hospital Revenue Bonds
    Series 1997B
         05-15-19             6.50          1,750,000         1,734,863
Total                                                        21,746,807

Oregon (0.8%)
Clackamus Community College
    Unlimited General Obligation
    Revenue Bonds Series 2001
    (FGIC Insured)
         06-15-11             5.00          2,250,000         2,399,873
         06-15-12             5.25          1,000,000         1,077,500
Portland Airport Revenue Bonds
    Portland International Airport
    Series 2001 (FGIC Insured) A.M.T.
         07-01-11             5.25          3,335,000         3,535,000
State Health Housing
    Educational & Cultural Facilities Authority
    Revenue Bonds Oregon Baptist Retirement
    Homes-Weidler Retirement Center
    Series 1996
         11-15-26             8.00          7,385,000         7,612,163
Washington Multnomah & Yamhill Counties
    Unlimited General Obligation Revenue Bonds
    Hillsboro District Series 2001 (MBIA Insured)
         06-01-11             5.00          2,995,000         3,198,480
Western Generation Agency
    Revenue Bonds Wauna Cogeneration
    Series 1994A
         01-01-21             7.13         13,600,000        13,642,567
Western Generation Agency
    Revenue Bonds Wauna Cogeneration
    Series 1994B A.M.T.
         01-01-16             7.40          9,000,000         9,242,010
Total                                                        40,707,593

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
41   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Pennsylvania (2.2%)
Beaver County Industrial Development Authority
    Collateralized Pollution Control
    Refunding Revenue Bonds
    Cleveland Electric Illuminating
    Series 1995
         05-01-25             7.63%        $7,500,000        $8,033,775
Beaver County Industrial Development Authority
    Collateralized Pollution Control
    Refunding Revenue Bonds
    Cleveland Electric Illuminating
    Series 1995A
         07-15-25             7.75         21,150,000        22,799,488
Beaver County Industrial Development Authority
    Collateralized Pollution Control
    Refunding Revenue Bonds
    Toledo Edison Series 1995A
         05-01-20             7.75         14,000,000        15,193,920
Beaver County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Toledo Edison-Beaver Valley
    Series 1995
         05-01-20             7.63         11,700,000        12,506,598
Butler County Industrial Development Authority
    Health Care Refunding Revenue Bonds
    Pittsburgh Lifetime Care Community
    Sherwood Oaks Series 1993
         06-01-11             5.75          2,000,000         2,043,540
Delaware County Authority 1st Mortgage
    Revenue Bonds Series 1996
         06-01-26             7.00         10,000,000         9,862,900
Harrisburg Dauphin County
    General Obligation Bonds
    Zero Coupon Series 1997F
    (AMBAC Insured)
         09-15-21             5.52          1,000,000(c)        351,140
         09-15-22             5.52          1,000,000(c)        329,980
Montgomery County
    Higher Education & Health Authority
    Revenue Bonds
    Temple Continuing Care Center
    Series 1999
         07-01-29             6.75         10,000,000         8,584,300
Philadelphia Industrial Development Lease
    Authority Revenue Bonds Series 2001B
    (FSA Insured)
         10-01-13             5.50          7,925,000         8,638,646
Philadelphia Municipal Authority
    Lease Refunding Revenue Bonds
    Series 1993D
         07-15-13             6.25          2,500,000         2,560,125
         07-15-17             6.30          1,550,000         1,572,599
Philadelphia Water & Wastewater
    Pre-refunded Revenue Bonds
    Series 1993 (FSA Insured)
         06-15-15             5.50          4,380,000         4,632,332
State University
    Refunding Revenue Bonds
    Series 2002
         08-15-16             5.25          1,000,000         1,068,250
State Unlimited General Obligation Refunding
    Bonds Series 2002
         02-01-12             5.50          5,970,000         6,566,105
         02-01-13             5.50          5,000,000         5,490,700
Total                                                       110,234,398

Puerto Rico (1.4%)
Commonwealth of Puerto Rico
    Highway & Transportation Authority
    Refunding Revenue Bonds
    Series 2002E (FSA Insured)
         07-01-13             5.50         10,000,000        11,170,400
Commonwealth of Puerto Rico
    Highway & Transportation Authority
    Transportation Refunding Revenue Bonds
    Series 2002E (FSA Insured)
         07-01-21             5.50          2,750,000         2,985,098
         07-01-22             5.50          2,375,000         2,568,420
         07-01-23             5.50          3,860,000         4,167,449
Commonwealth of Puerto Rico
    Power Authority Refunding Revenue Bonds
    Series 2002JJ (MBIA Insured)
         07-01-13             5.25          5,000,000         5,456,600
Commonwealth of Puerto Rico
    Public Improvement Unlimited
    General Obligation Refunding Bonds
    Series 2001A
         07-01-17             5.50          1,000,000         1,093,650
Commonwealth of Puerto Rico
    Public Improvement Unlimited General
    Obligation Refunding Bonds Series 2001A
    (MBIA Insured)
         07-01-16             5.50          3,500,000         3,873,625
         07-01-20             5.50         12,000,000        13,052,880

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Puerto Rico (cont.)
Commonwealth of Puerto Rico
    Unlimited General Obligation Bonds
    Residual Certificates Series 2001
    Inverse Floater (MBIA Insured)
         07-01-23            12.24%       $13,630,000(d)    $12,946,864
Commonwealth of Puerto Rico
    Unlimited General Obligation Refunding
    Bonds Series 2002 (FGIC Insured)
         07-01-14             5.50          3,000,000         3,348,390
Housing Finance Corporation Home Mortgage
    Revenue Bonds Mortgaged-Backed
    Securities Series 2001B Inverse Floater
    (GNMA Insured) A.M.T.
         12-01-28            13.41          3,500,000(d)      3,387,965
Public Buildings Authority
    Guaranteed Revenue Bonds
    Residual Certificates Series 2000
    Inverse Floater (FSA Insured)
         07-01-21            13.37          3,120,000(d)      3,262,740
Total                                                        67,314,081

South Carolina (1.5%)
Cherokee County Spring City
    Industrial Development Revenue Bonds
    Knitting Cluett Peabody Series 1979
         09-01-09             7.40          5,200,000         6,107,296
Jobs Economic Development Authority
    1st Mortgage Health Facilities
    Revenue Bonds Westly Commons
    Series 2000
         10-01-31             8.00         10,000,000         9,430,400
Piedmont Municipal Power Agency Electric
    Refunding Revenue Bonds
    Series 1986A
         01-01-24             5.75          7,550,000         7,204,361
State Capital Improvement
    Unlimited General Obligation Bonds
    Series 2002A
         01-01-13             5.25          9,390,000        10,158,384
State Highway Unlimited General Obligation
    Bonds Series 2001B
         04-01-12             4.50          6,000,000         6,153,180
State School Facilities Unlimited General
    Obligation Bonds Series 2002A
         01-01-12             5.00         10,715,000        11,402,582
         01-01-13             5.00         11,220,000        11,891,517
State Unlimited General Obligation Capital
    Improvement Bonds Series 2002A
         01-01-12             5.25          8,960,000         9,710,310
Total                                                        72,058,030

South Dakota (0.6%)
Heartland Consumers Power District
    Electric System Refunding Revenue Bonds
    Series 1986
         01-01-10             6.00         10,205,000        11,302,446
Sioux Falls Multi-family Housing
    Revenue Bonds Series 1996A
         12-01-34             7.50         12,050,000        11,584,027
State Lease Revenue
    Trust Certificates Series 1993A
    (CGIC Insured)
         09-01-17             6.70          7,260,000         8,795,417
Total                                                        31,681,890

Tennessee (0.3%)
Nashville & Davidson Counties
    Health & Education Facilities
    1st Mortgage Revenue Bonds
    Blakeford at Green Hills CCRC
    Series 1994A
         07-01-24             9.25         12,230,000        14,107,060

Texas (6.7%)
Aldine Independent School District
    Unlimited General Obligation
    Refunding Bonds Series 2001
    (Permanent School Fund Guarantee)
         02-15-11             5.00          2,000,000         2,115,540
Alliance Airport Authority
    Special Facility Revenue Bonds
    American Airlines Series 1990 A.M.T.
         12-01-29             7.50         37,400,000        34,652,969
Austin Electric Utility Systems
    Refunding Revenue Bonds Series 2002
    (FSA Insured)
         11-15-14             5.50          3,485,000         3,814,437
Board of Regents of Texas Tech University System
    Revenue Bonds 7th Series 2002
    (MBIA Insured)
         08-15-07             5.00            500,000           537,230
         08-15-09             5.25          1,605,000         1,740,927

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Texas (cont.)
Board of Regents of the University System
    General Refunding Revenue Bonds
    Series 1986
         08-15-07             6.50%        $2,565,000        $2,849,741
Brazos River Authority
    Collateralized Pollution Control Refunding
    Revenue Bonds Texas Utility Electric
    Series 1995B A.M.T.
         06-01-30             5.05          5,000,000         5,039,900
Carroll Independent School District
    Refunding Revenue Bonds
    Series 1998A (Permanent School Fund
    Guarantee)
         02-15-23             4.50          5,825,000         5,182,503
Castlewood Municipal Utility District
    Water & Sewer Systems
    Unlimited Tax & Refunding Revenue Bonds
    Series 1997
         04-01-14             6.75          2,510,000         2,605,782
Colony Municipal Utility
    District #1 Denton County
    Series 1980
         08-01-07             9.25          1,000,000         1,276,060
Corpus Christi Unlimited General Obligation
    Refunding Bonds Series 2001 (FSA Insured)
         03-01-11             5.00          3,690,000         3,904,057
         03-01-12             5.00          3,400,000         3,579,384
Dallas & Fort Worth International Airport
    Special Facility Revenue Bonds
    American Airlines Series 1999 A.M.T.
         05-01-35             6.38          6,415,000         5,073,174
Dallas & Fort Worth International Airport
    Special Facility Revenue Bonds
    Delta Airlines Series 1991 A.M.T.
         11-01-26             7.13         13,500,000        12,552,300
Dallas Area Rapid Transit
    Senior Lein Revenue Bonds
    Series 2001 (AMBAC Insured)
         12-01-09             5.50          2,000,000         2,207,720
Denison Hospital Authority Hospital
    Pre-refunded Revenue Bonds
    Texoma Medical Center
    Series 1994
         08-15-24             7.10          1,350,000         1,501,673
EL Paso Health Facilities Development
    Revenue Bonds Series 2001
         08-15-31             7.75          5,000,000         4,925,250
Fate Higher Education Facilities
    Revenue Bonds North Hills School
    Series 2000
         12-01-25             7.75          6,000,000         6,323,880
Harris County Capital Appreciation
    Refunding Revenue Bonds
    Zero Coupon Series 1996
    (MBIA Insured)
         10-01-16             5.10          6,550,000(c)      3,138,236
Harris County Health Facilities
    Hospital Revenue Bonds
    Memorial Hospital Series 1992
         06-01-15             7.13          7,120,000         7,326,338
Harris County Industrial Development
    Marine Terminal Refunding Revenue Bonds
    GATX Terminal Series 1992
         02-01-22             6.95         15,000,000        15,321,750
Hidalgo County Health Services Corporation
    Hospital Revenue Bonds Mission Hospital
    Series 1996
         08-15-26             6.88          7,880,000         7,737,766
Houston Airport Systems
    Revenue Bonds 2nd Series 2000
    Inverse Floater (FSA Insured) A.M.T.
         07-01-18            11.70          5,220,000(d)      5,440,702
         07-01-19            11.70          3,200,000(d)      3,308,960
Houston Airport Systems Special Facilities
    Revenue Bonds Continental Airlines
    Series 2201E A.M.T.
         07-01-29             6.75         15,000,000        13,575,150
Houston Limited General Obligation
    Public Improvement Refunding Bonds
    Series 2001B (FSA Insured)
         03-01-12             5.38         12,340,000        13,298,078
Houston Water & Sewer System
    Junior Lien Capital Appreciation
    Refunding Revenue Bonds
    Zero Coupon Series 1998A
    (FSA Insured)
         12-01-25             5.34         30,000,000(c)      7,989,600
Interstate Municipal Utility District
    Unlimited Tax Bonds Harris County
    Series 1996
         09-01-21             6.75          3,020,000         3,152,306
Karnes County Public Facility
    Lease Revenue Bonds
    Series 1995
         03-01-15             9.20         13,930,000        16,399,231

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
44   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)


Texas (cont.)
Katy Development Authority Metro Contract
    Revenue Bonds Sales Tax
    Series 1999A
         06-01-09             5.75%       $13,730,000       $14,015,035
Kings Manor Municipal Utility District
    Waterworks & Sewer Systems
    Combination Unlimited Tax & Revenue Bonds
    Series 1995
         03-01-18             6.88          2,470,000         2,570,430
Lubbock Health Facilities Development
    Corporation Fixed Rate 1st Mortgage
    Revenue Bonds Carillon Series 1999A
         07-01-29             6.50         18,645,000        16,515,367
Midland County Hospital District
    Revenue Bonds Series 1992
         06-01-16             7.50          3,025,000         3,055,250
Midlothian Water District
    Capital Appreciation Refunding Bonds
    Zero Coupon Series 2000 (FSA Insured)
         09-01-26             6.00         10,690,000(c)      2,729,264
Montgomery County Municipal Utility
    District #42 Refunding Revenue Bonds
    Waterworks & Sewer Systems
    Series 1999
         09-01-23             6.88          1,990,000         2,069,222
Municipal Power Agency
    Refunding Revenue Bonds
    Series 1993 (MBIA Insured)
         09-01-09             5.25          8,000,000         8,654,880
North Central Health Facilities
    Development Revenue Bonds
    Retirement Facility Northwest Senior Housing
    Series 1999A
         11-15-29             7.50         15,000,000        15,079,650
Northside Independent School District
    Unlimited General Obligation
    Refunding Bonds Series 2001
    (Permanent School Fund Guarantee)
         02-15-12             5.50          3,720,000         4,043,863
Richardson Independent School District
    General Obligation Bonds Series 1998C
    (Permanent School Fund Guarantee)
         02-15-25             4.75          4,000,000         3,659,840
Rio Grande City Consolidated
    Independent School District
    Public Facilities Lease
    Revenue Bonds Series 1995
         07-15-10             6.75          4,000,000         4,261,120
Round Rock Independent School District
    Unlimited General Obligation Bonds
    Series 2001A
    (Permanent School Fund Guarantee)
         08-01-11             5.50          3,435,000         3,771,630
San Antonio Limited General
    Obligation Refunding Bonds
    Series 2001
         08-01-06             5.00         10,000,000        10,707,400
San Antonio Water Systems
    Revenue Bonds Series 2002A
    (FSA Insured)
         05-15-12             5.50          1,105,000         1,212,384
State Public Finance Authority
    Unlimited General Obligation
    Refunding Bonds Series 1997
         10-01-11             5.25          7,000,000         7,383,740
         10-01-12             5.00          4,275,000         4,429,926
University of Texas
    Permanent University Fund College
    Refunding Revenue Bonds
    Series 2002A
         07-01-09             5.00          7,110,000         7,594,333
Wichita County Health Facilities
    Development Refunding Revenue Bonds
    Rolling Meadows Series 1998A
                  01-01-28 6.25     16,980,000       14,855,972

Wylie Independent School District Unlimited
    General Obligation Refunding Bonds
    Zero Coupon Series 2001
    (Permanent School Fund Guarantee)
         08-15-12             4.80          3,385,000(c)      2,094,401
         08-15-15             5.10          1,690,000(c)        869,083
         08-15-20             5.46          3,000,000(c)      1,113,240
Total                                                       327,256,674

Utah (1.8%)
Carbon County Solid Waste Disposal
    Refunding Revenue Bonds Sunnyside
    Cogeneration Series 1999A A.M.T.
         08-15-23             7.10         12,095,000        12,286,222
Carbon County Solid Waste Disposal
    Refunding Revenue Bonds Sunnyside
    Cogeneration Zero Coupon Series 1999B
    A.M.T.
         08-15-24             6.82          3,920,000(h)      1,055,499

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
45   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Utah (cont.)
Eagle Mountain Special Assessment
    Revenue Bonds Special Improvement
    District #00-1 Series 2001
         02-01-21             8.25%        $6,380,000        $6,363,476
Eagle Mountain Special Assessment
    Revenue Bonds Special Improvement
    District #98-1 Series 1999
         12-15-12             6.25         12,105,000        12,133,447
Hurricane Health Facilities
    Development Revenue Bonds
    Mission Health Services
    Series 1990
         07-01-20            10.50          7,230,000         5,201,407
Intermountain Power Agency
    Power Supply Pre-refunded
    Revenue Bonds Series 1986
    (AMBAC Insured)
         07-01-13             5.00          3,200,000         3,201,632
Intermountain Power Agency
    Power Supply Pre-refunded
    Revenue Bonds Series 1987A
    (MBIA Insured)
         07-01-12             5.00          5,050,000         5,053,030
Intermountain Power Agency
    Power Supply Refunding
    Revenue Bonds Series 1998A
    (MBIA Insured)
         07-01-12             5.25         20,550,000        21,717,650
Intermountain Power Agency
    Power Supply Residual Certificates
    Series 2000 Inverse Floater
    (MBIA Insured)
         07-01-17            14.44         15,330,000(d)     17,761,491
Intermountain Power Agency
    Power Supply Un-refunded Revenue Bonds
    Series 1986 (AMBAC Insured)
         07-01-13             5.00          1,800,000         1,806,390
Intermountain Power Agency Power Supply
    Un-refunded Revenue Bonds
    Series 1987A (MBIA Insured)
         07-01-12             5.00          2,950,000         2,960,473
Tooele County Pollution Control
    Refunding Revenue Bonds
    Laidlaw Environmental Services Incorporated
    Series 1997A A.M.T.
         07-01-27             7.55          4,000,000(b)            400
Total                                                        89,541,117

Vermont (0.2%)
University of Vermont General Obligation Revenue
    Bonds Series 2002 (AMBAC Insured)
         10-01-15             5.50          2,000,000         2,143,400
         10-01-16             5.50          2,110,000         2,246,939
         10-01-19             5.50          2,950,000         3,086,290
Total                                                         7,476,629

Virginia (1.2%)
Arlington County Unlimited General Obligation
    Public Improvement Bonds
    Series 2001
         02-01-07             4.50          3,295,000         3,467,065
Fairfax County Economic Development Authority
    Educational Facilities Revenue Bonds
    Browne Academy Series 1998
                  10-01-08 6.00     1,140,000        1,157,864

         10-01-23             6.45          5,200,000         5,194,644
Fairfax County Public Improvement
    General Obligation Refunding Bonds
    Series 2001A
         06-01-07             5.00         10,000,000        10,774,300
Fairfax County Redevelopment & Housing
    Authority Multi-family Housing Revenue
    Bonds Burkeshire Commons Series 1996
         10-01-36             7.60         13,000,000        13,849,680
Hopewell City Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Stone Container Series 1992
         05-01-10             8.25          3,170,000         3,230,515
Loudoun County Public Improvement
    General Obligation Bonds Series 2001C
         11-01-12             5.00          3,010,000         3,227,141
Metropolitan Washington D.C. Airport Authority
    Revenue Bonds Series 2001
    Inverse Floater (MBIA Insured) A.M.T.
         10-01-27            11.65          5,520,000(d)      5,680,522
Norfolk Unlimited General Obligation Capital
    Improvement Refunding Bonds
    Series 2002
         01-01-12             5.00          6,910,000         7,364,678
Upper Occoquan Sewer Authority
    Regional Sewer Revenue Bonds
    Series 1995A (MBIA Insured)
         07-01-29             4.75          5,500,000         5,097,180
Total                                                        59,043,589

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
46   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Washington (4.4%)
Chelan County Public Utility District #1
    Capital Appreciation Bonds
    Columbia River Rock Island Highway
    Zero Coupon Series 1997A (MBIA Insured)
         06-01-20             5.68%       $10,000,000(c)     $3,746,000
         06-01-23             5.95         22,685,000(c)      7,040,290
         06-01-27             5.74         22,685,000(c)      5,530,603
Clark County Refunding Revenue
    Bonds Series 2001B (AMBAC Insured)
         12-01-12             5.25          2,565,000         2,757,939
King County Housing Authority
    Pooled Housing Refunding
    Revenue Bonds Series 1995A
         03-01-26             7.20          4,000,000         4,189,560
King County Limited General Obligation
    Refunding Bonds Series 2002
         12-01-13             5.50         14,310,000        15,610,636
Industrial Development Corporation
    Solid Waste Revenue Bonds
    Weyerhaeuser Series 1991 A.M.T.
         02-01-13             7.45         20,000,000        20,249,400
Public Power Supply System
    Nuclear Project #2
    Revenue Bonds Series 1994A
         07-01-11             5.38         10,000,000        10,352,800
Public Power Supply System #3
    Refunding Revenue Bonds
    Bonneville Power Administration
    Columbia Generation Station
    Series 2001R Inverse Floater (FSA Insured)
         07-01-18             5.57         21,500,000(d)     22,533,290
Public Power Supply System Linked
    Revenue Bonds
    Series 1993 (FSA Insured)
         07-01-11             5.61         40,000,000        44,068,799
Seattle Municipal Light & Power
    Refunding Revenue Bonds
    Series 2001 Inverse Floater
    (FSA Insured)
         03-01-21             5.18         11,465,000(d)     11,343,127
Snohomish County Public Utility District #1
    Generation System Refunding Revenue
    Bonds Series 1986A
         01-01-20             5.00         17,750,000        18,040,745
State Housing Finance Commission
    Refunding Revenue Bonds Horizon House
    Series 1995A (Asset Guaranty)
         07-01-17             6.00          3,700,000         3,858,027
         07-01-27             6.13          3,845,000         3,974,807
State Unlimited General Obligation Bonds
    Residual 1st Series 2000
    Inverse Floater
         07-01-18            14.19          4,010,000(d)      4,668,683
State Unlimited General Obligation Bonds
    Residual 2nd Series 2000
    Inverse Floater
         07-01-19            14.16          3,975,000(d)      4,627,934
Tacoma Electric System
    Refunding Revenue Bonds
    Series 2001A (FSA Insured)
         01-01-20             5.75          5,000,000         5,321,700
         01-01-21             5.63         16,000,000        16,691,360
Tacoma Electric System
    Refunding Revenue Bonds
    Series 2001B (FSA Insured)
         01-01-07             5.50          5,780,000         6,275,635
         01-01-12             5.50          5,000,000         5,450,600
Total                                                       216,331,935

West Virginia (0.9%)
Kanawha County Pollution Control
    Revenue Bonds Union Carbide
    Series 1984
         08-01-04             7.35          3,000,000         3,256,260
Mason County Pollution Control
    Refunding Revenue Bonds
    Appalachian Power Series 1992J
         10-01-22             6.60         25,000,000        25,556,500
Putnam County Pollution Control
    Revenue Bonds Appalachian Power
    Series 1992C
         07-01-19             6.60         10,600,000        10,824,084
South Charleston Pollution Control
    Refunding Revenue Bonds
    Union Carbide Series 1985
         08-01-05             7.63          3,000,000         3,257,400
Total                                                        42,894,244

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
47   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                      Coupon          Principal        Value(a)
issuer and                    rate            amount
title of issue(e,f)

Wisconsin (0.2%)
State Health & Educational Facilities Authority
    Revenue Bonds FH Healthcare Development
    Series 1999
         11-15-28             6.25%       $10,000,000        $9,914,000

Wyoming (0.3%)
State Community Development Authority
    Revenue Bonds Series 2001 Inverse Floater
    (FSA Insured) A.M.T.
         06-01-17            13.32          3,730,000(d)      3,741,861
State Community Development Authority Housing
    Revenue Bonds 1st Series 2002
    Inverse Floater A.M.T.
         12-01-26            14.01          4,170,000(d)      4,194,645
State Farm Loan Board Capital Facilities
    Revenue Bonds Series 1994
         04-01-24             6.10          5,000,000         5,168,250
Total                                                        13,104,756

Total municipal bonds
(Cost: $4,536,085,964)                                   $4,734,494,222

Municipal notes (2.4%)
Issuer(e,f,g)              Annualized         Amount          Value(a)
    yield on date          payable at
    of purchase             maturity
California Pollution Control Financing Authority
    Revenue Bonds (Atlantic Richfield)
    V.R. Series 1994A
         12-01-24             1.65%       $26,400,000(i)    $26,400,000
Illinois Development Finance Authority
    Revenue Bonds (YMCA Metropolitan Chicago)
    V.R. Series 2001
         06-01-29             1.55         10,000,000(i)     10,000,000
Jackson County Mississippi
    Pollution Control Refunding Revenue Bonds
    Chevron USA V.R. Series 1993
         06-01-23             1.55          5,770,000(i)      5,770,000
Lexington-Fayette Kentucky Urban County
    Airport Refunding Revenue Bonds
    1st Mortgage V.R. Series 1998C
    (MBIA Insured) A.M.T.
         07-01-13             1.70          2,000,000(i)      2,000,000
Massachusetts Health & Educational Facilities
    Authority Revenue Bonds Capital Asset Program
    V.R. Series 1985B
         07-01-05             1.35          6,500,000(i)      6,500,000
Missouri Development Financial Board
    Cultural Facilities Revenue Bonds
    Nelson Gallery V.R. Series 2001B
         12-01-31             1.55         17,600,000(i)     17,600,000
New York City Transitional Finance Authority
    Future Tax Secured Revenue Bonds
    V.R. Series 1998C
         05-01-28             1.55          8,700,000(i)      8,700,000
New York State Energy Research & Development
    Authority Pollution Control Revenue Bonds
    Niagara Mohawk V.R. Series 1987A
         03-01-27             1.55          5,250,000(i)      5,250,000
Ohio State Air Quality Development Authority
    Pollution Control Revenue Bonds
    Edison V.R. Series 2000C
         06-01-23             1.60          1,500,000(i)      1,500,000
Ohio State Water Development Authority
    Pollution Control Facilities Refunding
    Revenue Bonds Toledo Edison V.R.
    Series 2000A
         04-01-24             1.60          2,400,000(i)      2,400,000
Texas State T.R.A.N. Series 2001A
         08-29-02             3.73         15,000,000        15,082,200
Uinta County Wyoming Pollution Control
    Refunding Revenue Bonds (Amoco)
    V.R. Series 1998
         07-01-26             1.55          5,800,000(i)      5,800,000
Wisconsin State Operating
    Revenue Notes Series 2001
         06-17-02             3.75         10,000,000        10,009,754

Total municipal notes
(Cost: $116,997,063)                                       $117,011,954

Total investments in securities
(Cost: $4,653,083,027)(l)                                $4,851,506,176

See accompanying notes to investments in securities.

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48   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c)   For  zero  coupon  bonds,  the  interest  rate  disclosed   represents the
      annualized effective yield on the date of acquisition.
(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2002. As of May 31, 2002, the value of inverse floaters represented 7.5% of net assets.
(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      --   ACA Financial Guaranty Corporation
      AMBAC    --   American Municipal Bond Association Corporation
      BIG      --   Bond Investors Guarantee
      CGIC     --   Capital Guaranty Insurance Company
      FGIC     --   Financial Guarantee Insurance Corporation
      FHA      --   Federal Housing Authority
      FNMA     --   Federal National Mortgage Association
      FSA      --   Financial Security Assurance
      GNMA     --   Government National Mortgage Association
      MBIA     --   Municipal Bond Investors Assurance
      XLCA     --   XL Capital Assurance

(f)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   --   Alternative Minimum Tax -- As of May 31, 2002, the value
                    of securities subject to alternative minimum tax represented
                    12.3% of net assets.
      B.A.N.   --   Bond Anticipation Note
      C.P.     --   Commercial Paper
      R.A.N.   --   Revenue Anticipation Note
      T.A.N.   --   Tax Anticipation Note
      T.R.A.N. --   Tax & Revenue Anticipation Note
      V.R.     --   Variable Rate
      V.R.D.B. --   Variable Rate Demand Bond
      V.R.D.N. --   Variable Rate Demand Note

(g) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.
(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2002.
(j)   Negligible market value.
(k) At May 31, 2002, the cost of securities purchased, including interest purchased, on a when-issued basis was $37,558,645.
(l) At May 31, 2002, the cost of securities for federal income tax purposes was approximately $4,653,083,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                        $283,086,000
      Unrealized depreciation                         (84,663,000)
                                                      -----------
      Net unrealized appreciation                    $198,423,000
                                                     ------------

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49   AXP HIGH YIELD TAX-EXEMPT FUND -- SEMIANNUAL REPORT

AXP High Yield Tax-Exempt Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com Ticker Symbol

Class A: INHYX    Class B: IHYBX
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6432 R (7/02)